                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-04746

                      Van Kampen High Yield Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 11/30/03
                        -----------

Date of reporting period: 05/31/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal alternative minimum tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                 B SHARES                C SHARES
                            since 01/02/86           since 07/20/92          since 12/10/93
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/ SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES      CHARGES     CHARGES     CHARGES     CHARGES
Since Inception            6.67%        6.37%       5.80%       5.80%       5.04%       5.04%
10-year                    5.98         5.46        5.49        5.49          --          --
5-year                     4.26         3.25        3.49        3.25        3.50        3.50
1-year                     6.89         1.85        6.07        2.07        6.08        5.08
6-month                    5.29         0.25        4.89        0.89        4.89        3.89
----------------------------------------------------------------------------------------------
SEC Yield                        5.85%                   5.39%                   5.40%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return and 10-year return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDING MAY 31, 2003

       Van Kampen High Yield Municipal Fund is managed by the adviser's Municipal Fixed Income team. Current members include Wayne D. Godlin, Executive Director, and James D. Phillips, Vice President.(1) This discussion reflects the team's view on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. It's been a very favorable, value-oriented market for high-yield municipal bonds over the past six months.

        -- The combination of historically low interest rates and a weaker stock market helped enhance the relative attractiveness of high-yield municipal bonds. As a result, we saw significant inflows into this segment of the market and into the fund in particular.

        -- Low interest rates led to greater bond issuance by municipalities seeking to lock in low financing costs. The increased supply provided us with ample opportunities to put the additional fund flows to work.

        -- Credit spreads (the yield differential between higher- and lower-rated bonds) in certain sub sectors of the market such as health care and life care projects remained wide, which presented us with some favorable investment opportunities.

        -- Many large city and state governments have been suffering from budget gaps because of their reliance on sales and income tax receipts, which have been on the decline due to weaker regional economic conditions. We believe some of these bonds may eventually be downgraded as a result. However, because we focus our efforts on other areas of the market that are not as dependent on these sources of revenue and that are not as sensitive to these macro-economic forces, we believe there may be only a residual affect, if any, on the fund.

Q.     HOW DID THE FUND PERFORM DURING THE PERIOD?

A.      --  The fund generated a total return of 5.29 percent for the six months ending May 31, 2003 (Class A shares, unadjusted for sales charges).

        -- By comparison, the fund's benchmark, the Lehman Brother Municipal Bond Index, returned 6.46 percent.

       (1)Team members may change at any time without notice.

        -- The fund's monthly dividend of $0.0532 per Class A share translates to a distribution rate of 5.75 percent based on the fund's maximum offering price as of May 31, 2003.

       See performance summary for additional information and index definitions.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  The fund's increasing size (to nearly $3 billion as of May 31, 2003)
            has given us greater investment flexibility and opened the door to some favorable new opportunities.

        -- A long time ago we collectively decided not to purchase any tobacco-backed securities. In light of recent liability settlements and the down-grading of many of the bonds, our decision to avoid this sector has proved beneficial.

        -- After September 11, 2001, we purchased several strongly-structured special facility airport revenue bonds at very attractive prices. This strategy has proved to be successful as the airline industry has begun to stabilize its operations on a macro level, and has solved many of its short-term liquidity problems.(2)

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Our strategy is to invest in a large number of high-coupon paying municipal bonds, which effectively shortens the portfolio's duration (a broad measure of interest rate sensitivity). The lower duration limits the

TOP FIVE SECTORS AS OF 5/31/03              RATINGS ALLOCATION AS OF 5/31/03
Continuing Care                  20.7%      AAA/Aaa                              2.6%
Health Care                      17.6       AA/Aa                                1.9
Industrial Revenue               13.5       A/A                                  3.9
Tax District                     12.5       BBB/Baa                             13.5
Multi-Family Housing              7.7       BB/Ba                                5.7
                                            B/B                                  3.2
TOP FIVE STATES AS OF 5/31/03               CCC/Caa                              0.2
Florida                          10.5%      CC/Ca                                0.4
Pennsylvania                      8.0       Non Rated                           68.6
Texas                             7.3
Illinois                          6.9
Massachusetts                     5.7

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposed purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

       fund's upside potential when interest rates are falling. As a result, the fund's net asset value hasn't appreciated as quickly as higher-rated bonds may have in this low interest rate environment. However, in periods of market volatility or rising interest rates, the fund's low duration may help lessen downside risk.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A.      --  As always, we strive to keep the fund highly diversified in an effort to limit risk exposure. As the fund has grown, we have added to the number of holdings. As of May 31, 2003, the fund contained 1,072 securities, with an average weight of just 0.10 percent per issue.

        -- Rather than focus on only a few sectors of the market, we take a broader approach, investing in many sectors that we consider to be essential services. These sectors have performed very well during the last 12 to 18 months--a period of general economic weakness.

        -- We held the fund's allocations to non-rated and higher-rated bonds fairly steady, with a modest increase in holdings rated B, BB and BBB.

        -- Lastly, we added another analyst to our team, which now includes 10 senior analysts and two portfolio managers, giving us even greater research capabilities and coverage of our sectors.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A.      --  If the economy improves, as many expect they will, credit spreads could tighten. Such an environment has historically benefited investors in high-yield municipals more than high-grade bond investors.

        -- We will continue with our consistent, long-term strategy of seeking to maintain a relatively stable net asset value for the fund, as well as a higher tax-free yield.

 Investment Strategy:

       Your fund's management team invests the fund's assets according to a well-defined process. Below, they highlight key elements of their investment strategy.

        -- The management team seeks to add value by investing in bonds that they believe have the potential to deliver a higher yield and appreciate in credit quality over time. They focus on higher-coupon issues just below the investment-grade market.

        -- In an effort to help minimize risk, the team keeps the portfolio highly diversified, and invests primarily in essential services sectors of the market, such as health care and housing.

        -- To facilitate on-site research of municipal projects and their internal management, the team's two portfolio managers and eight analysts are located in various regions throughout the country.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MUNICIPAL BONDS  99.0%
           ALABAMA  1.0%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist Home
           for the Aging..................................  6.300%   06/01/24  $      903,290
  4,500    Alabama St Indl Dev Auth Solid Waste Disp Rev
           Pine City Fiber Co.............................  6.450    12/01/23       4,385,340
  3,280    Courtland, AL Indl Dev Brd Environmental Impt
           Rev Intl Paper Co Proj Ser A Rfdg..............  5.800    05/01/22       3,335,826
  1,235    Courtland, AL Indl Dev Brd Solid Waste Disp
           Champion Intl Corp Proj Rfdg...................  6.000    08/01/29       1,265,295
  2,460    Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A.....................................  8.000    11/15/19       2,475,400
  5,000    Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A.....................................  8.125    11/15/31       5,025,500
  4,000    Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A.....................................  8.125    12/01/26       3,964,800
  7,500    Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A.....................................  8.250    12/01/32       7,450,725
  1,250    Phenix Cnty, AL Environmental Impt Rev Rfdg....  6.350    05/15/35       1,284,287
                                                                               --------------
                                                                                   30,090,463
                                                                               --------------
           ALASKA  0.4%
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks AK
           Cargoport (a)..................................  8.125    05/01/31       2,091,120
  7,900    Juneau, AK City & Boro Nonrecourse Saint Anns
           Care Ctr Proj..................................  6.875    12/01/25       8,029,402
                                                                               --------------
                                                                                   10,120,522
                                                                               --------------
           ARIZONA  3.3%
  1,415    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
           Network........................................  6.375    12/01/37       1,499,461
  3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A......................  7.125    12/01/24       3,008,610
  6,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.................  7.250    12/01/19       6,096,420
  3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.................  7.625    12/01/29       3,070,410
  1,120    Casa Grande, AZ Indl Dev Auth Hosp Rev Rfdg....  8.250    12/01/15         963,032
  1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson
           Elec Pwr Navajo Ser A..........................  7.125    10/01/32       1,517,834

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           ARIZONA (CONTINUED)
$ 6,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Proj.................................  7.500%   03/01/35  $    6,087,420
  2,895    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Ser A................................  6.200    09/01/28       2,519,576
  1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
           Learning Ctr Proj..............................  7.125    06/01/10       1,530,485
  1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
           Learning Ctr Proj..............................  7.950    06/01/23       1,326,187
  5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-Family
           Hsg Rev Natl Hlth Fac II Proj Ser B (b)........  6.625    07/01/33       5,099,930
  3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac
           Rev Christian Care Mesa Inc Proj Ser A.........  7.750    04/01/15       3,186,780
  1,745    Maricopa Cnty, AZ Indl Dev Christian Care Mesa
           Inc Proj A.....................................  7.875    04/01/27       1,827,905
  4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec Ser
           A Rfdg.........................................  6.375    08/01/15       4,085,840
  5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg.....................................  6.375    08/15/29       5,056,272
  3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg.....................................  6.500    08/15/31       3,446,205
    800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev America
           West Airl Inc Proj.............................  6.250    06/01/19         269,512
  4,000    Pima Cnty, AZ Indl Dev Auth Dev Radisson City
           Ctr Proj Rfdg (a)..............................  7.000    12/02/12       4,023,360
  3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
           Charter Sch Dist...............................  7.500    11/01/33       3,050,392
  3,000    Pima Cnty, AZ Indl Dev Auth Multi-Family Rev
           Hsg Wilmot Vista Apts Proj Ser A (a)...........  6.625    10/01/28       2,860,200
  6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada at
           Park Ctr Ser A.................................  7.000    05/15/27       6,857,460
  1,000    Pima Cnty, AZ Indl Dev Auth Ser A..............  7.250    11/15/18         994,450
  1,500    Pima Cnty, AZ Indl Dev Auth Ser A..............  8.250    11/15/22       1,557,195
  1,235    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
           Assmt Rev......................................  6.500    12/01/12       1,326,872
  1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Rfdg...........................  8.000    06/01/11       1,083,914
  2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg.....................  8.250    06/01/15       2,099,920
  4,000    Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt
           Rev No 2.......................................  7.125    07/01/27       4,057,040
  2,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa Rita
           Hotel Ser A Rfdg (a)...........................  6.375    12/01/16       2,575,465
  3,235    Tucson, AZ Multi-Family Rev Hsg Catalina Asstd
           Living Ser A...................................  6.500    07/01/31       2,934,630

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           ARIZONA (CONTINUED)
$ 7,600    Verrado Cmnty Fac Dist No 1 AZ.................  6.500%   07/15/27  $    7,697,584
  4,000    Vistancia Cmnty Fac Dist AZ....................  6.750    07/15/22       4,130,080
                                                                               --------------
                                                                                   95,840,441
                                                                               --------------
           ARKANSAS  0.1%
  3,385    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
           Hosp Rev Newport Hosp & Clinic Inc.............  7.375    11/01/11       3,432,255
                                                                               --------------

           CALIFORNIA  4.4%
  1,175    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...........................................  6.375    11/15/15       1,196,408
  3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...........................................  6.375    11/15/28       3,334,904
  5,000    Beaumont, CA Fin Auth Loc Agy Rev Ser A........  7.000    09/01/33       5,112,800
  1,210    California Ed Fac Auth Rev Pacific Graduate Sch
           of Psych.......................................  7.600    11/01/21       1,290,344
  2,185    California Ed Fac Auth Rev Pacific Graduate Sch
           of Psych (a)...................................  8.000    11/01/21       2,340,157
  6,000    California St..................................  5.000    02/01/32       6,131,160
  5,000    California St Dept Wtr Res Pwr Supply Rev Ser
           A..............................................  5.375    05/01/22       5,373,700
  3,275    California Statewide Cmnty Dev Auth Lease Rev
           Spl Fac Utd Airl Ser A.........................  5.700    10/01/33       1,002,969
  2,985    California Statewide Cmnty Dev Auth
           Multi-Family Rev Hsg Heritage Pointe Sr Apt Ser
           QQ (a).........................................  7.500    10/01/26       3,007,537
  4,000    California Statewide Cmnty Dev Auth Rev Elder
           Care Alliance Ser A............................  8.000    11/15/22       4,077,840
  5,000    California Statewide Cmnty Dev Auth Rev San
           Francisco Art Institute (a)....................  7.375    04/01/32       5,103,900
  2,000    California Statewide Cmnty Dev Auth Rev Thomas
           Jefferson Sch of Law...........................  7.750    10/01/31       2,063,500
  2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
           (a)............................................  6.750    12/01/30       2,858,721
  2,000    Corona, CA Ctf Part Vista Hosp Sys Inc Ser B
           (c)............................................  9.500    07/01/20         739,000
  2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser C
           (c)............................................  8.375    07/01/11         875,000
  1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7 Rfdg....  7.250    09/01/21       1,568,430
    150    Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser A
           Rfdg...........................................  6.500    09/01/28         158,815
  1,990    Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser
           B..............................................  6.500    09/01/28       2,106,952
  2,314    Fresno, CA Ctf Partn...........................  8.500    05/01/16       2,319,021
    450    Healdsburg, CA Ctf Partn Nuestro Hosp Inc (a)
           (c)............................................  6.250    11/01/08          26,955
  1,350    Healdsburg, CA Ctf Partn Nuestro Hosp Inc (a)
           (c)............................................  6.375    11/01/28          80,865
    935    Indio, CA Pub Fin Auth Rev Tax Increment.......  6.500    08/15/27         984,695
  3,500    La Verne, CA Ctf Partn Brethren Hillcrest Homes
           Ser B..........................................  6.625    02/15/25       3,553,655
  2,425    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser
           F..............................................  7.100    09/01/20       2,612,307
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
           Cascades Business Pk...........................  6.400    09/01/22       1,061,980

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           CALIFORNIA (CONTINUED)
$ 7,685    Los Angeles, CA Regl Arpt Fac Sublease Intl
           Arpt Rfdg......................................  6.350%   11/01/25  $    6,142,928
  2,500    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  6.125    12/01/07       2,103,525
  3,000    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  7.000    12/01/12       2,445,270
  4,500    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  7.500    12/01/24       3,600,000
  5,620    Los Angeles, CA Regl Arpt Lease Fac Sublease
           Continental Airl...............................  9.250    08/01/24       5,515,018
  6,940    Millbrae, CA Residential Fac Rev Magnolia of
           Millbrae Proj Ser A............................  7.375    09/01/27       7,210,244
  1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac Dist
           87-1...........................................  7.125    10/01/23       1,007,400
  3,645    Norco, CA Spl Tax Cmnty Fac Dist No 01-1.......  6.750    09/01/22       3,719,358
  4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser
           A..............................................  6.375    09/01/32       4,127,280
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser D......  7.875    09/01/25       2,127,260
  2,850    Reedley, CA Ctf Partn..........................  7.500    10/01/26       2,915,949
  3,010    Richmond, CA Redev Agy Multi-Family Rev Ser
           A..............................................  7.500    09/01/23       3,094,762
  1,760    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
           Ser A..........................................  6.700    09/01/17       1,852,418
  2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
           Ser A..........................................  6.750    09/01/27       2,102,260
  2,500    San Bernardino, CA Assoc Cmnty Fin Auth
           Hlthcare Ctf Partn.............................  6.900    05/01/27       1,000,000
  2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101........................................  6.600    09/01/27       2,035,940
  2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101........................................  6.650    09/01/32       2,680,706
  5,120    San Jose, CA Multi-Family Hsg Rev Helzer Courts
           Apt Ser A......................................  6.400    12/01/41       5,093,120
  1,900    San Luis Obispo, CA Ctf Partn Vista Hosp Sys
           Inc (c)........................................  8.375    07/01/29         665,000
  4,000    San Marcos, CA Pub Fac Auth Spl Tax Rev Ser
           A..............................................  6.450    09/01/34       4,095,360
  1,775    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza
           II Rfdg (a)....................................  6.000    09/01/12       1,898,735
  2,000    Vallejo, CA Ctf Partn Touro Univ...............  7.250    06/01/16       2,044,340
                                                                               --------------
                                                                                  126,458,488
                                                                               --------------
           COLORADO  3.8%
  2,175    Antelope Heights Met Dist CO...................  8.000    12/01/23       2,205,167
  1,850    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (a)......................  6.250    12/01/18       1,768,748
  1,895    Briargate Ctr Business Impt Dist CO Ser A......  7.450    12/01/32       1,930,455

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           COLORADO (CONTINUED)
$ 2,410    Briargate Ctr Business Impt Dist CO Spl Assmt
           Rev Impt Dist No 02-1 Ser B....................  7.400%   12/01/27  $    2,455,187
  4,000    Bromley Pk Met Dist CO No 2....................  8.050    12/01/32       4,086,960
  2,000    Bromley Pk Met Dist CO No 2 Ser B..............  8.050    12/01/32       2,059,600
  4,835    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Frontier Academy...............................  7.375    06/01/31       5,027,046
  1,000    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Peak to Peak Proj..............................  7.500    08/15/21       1,044,930
  3,000    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Peak to Peak Proj..............................  7.625    08/15/31       3,138,900
  2,500    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Platte Academy Ser A...........................  7.250    03/01/32       2,544,100
  2,295    Colorado Ed & Cultural Fac Montessori Sch of
           Denver Proj....................................  7.500    06/01/22       2,287,863
  1,100    Colorado Hlth Fac Auth Hlth & Residential Care
           Fac Volunteers of Amer Ser A...................  6.000    07/01/29         951,302
  1,000    Colorado Hlth Fac Auth Rev Baptist Home Assn
           Ser A..........................................  6.250    08/15/13         888,260
  4,250    Colorado Hlth Fac Auth Rev Baptist Home Assn
           Ser A..........................................  6.375    08/15/24       3,426,052
  1,590    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A...................................  6.850    01/01/15       1,600,828
  3,000    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A Rfdg..............................  6.750    01/01/30       3,023,430
  2,500    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser B Rfdg.....................  5.250    02/01/28       1,746,750
  1,185    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser C..........................  7.000    03/01/24       1,081,206
  1,295    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser C..........................  7.125    03/01/30       1,172,338
  3,250    Colorado Hlth Fac Auth Rev Impt Volunteers Ser
           A Rfdg.........................................  5.875    07/01/28       2,736,630
    935    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A (d)..................................  6.800    07/01/09         963,489
  3,250    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A......................................  7.250    07/01/22       3,275,057
  1,065    Colorado Hsg Fin Auth Single Family Pgm Sr
           B2.............................................  6.800    04/01/30       1,111,370
  3,000    Cottonwood Wtr & Santn Dist CO Ser A Rfdg......  7.750    12/01/20       3,229,680
  1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.375    03/01/09       1,080,088
  1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.500    03/01/14       1,152,973
    815    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.875    03/01/19         836,060

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           COLORADO (CONTINUED)
$ 1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj...........................................  7.500%   05/01/21  $    1,801,404
  1,645    Eagle Cnty, CO Air Term Corp Ser A.............  7.000    05/01/21       1,567,307
  1,455    Eagle Cnty, CO Air Term Corp Ser A.............  7.125    05/01/31       1,391,431
  2,930    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A.........................  6.300    07/01/29       2,762,199
  1,735    Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A.............................  6.400    07/01/17       1,760,140
  1,500    Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A.............................  6.450    07/01/21       1,510,215
  3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A........  7.350    09/01/31       3,114,330
  5,305    Fronterra Vlg Met Dist CO......................  8.050    12/01/31       5,389,403
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg.........................  6.875    02/01/12       4,592,205
  3,975    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser A..........................................  7.000    10/01/18       2,906,401
    500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser B..........................................  6.125    10/01/08         398,860
  3,000    Lincoln Pk, CO Met Dist........................  7.750    12/01/26       3,148,320
  6,200    Montrose Cnty, CO Hlthcare Fac Rev Homestead at
           Montrose Ser A.................................  7.000    02/01/38       6,294,488
  2,750    North Range Met Dist No 1 CO (a)...............  7.250    12/15/31       2,801,920
  6,950    Rampart Range Met Dist No 1 CO Rev Rampart
           Range Met Dist No 2 Proj.......................  7.750    12/01/26       7,309,801
  2,000    Rendezvous Residential Met Dist Co.............  8.000    12/01/21       2,082,860
     60    Skyland Metro Dist CO Gunnison Cnty Rfdg.......  6.750    12/01/22          60,391
    750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser A
           Rfdg...........................................  8.000    09/01/14         758,062
  5,000    Vista Ridge Met Dist CO........................  7.500    12/01/31       5,180,150
                                                                               --------------
                                                                                  111,654,356
                                                                               --------------
           CONNECTICUT  0.5%
  3,405    Connecticut St Dev Auth First Mtg Gross Rev
           Hlthcare Proj The Elm Pk Baptist Inc Proj......  5.850    12/01/33       3,540,178
  1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl LLC
           Proj...........................................  8.000    04/01/30       1,556,295
    500    Connecticut St Dev Auth Mystic Marinelife Aquar
           Proj Ser A.....................................  7.000    12/01/27         506,280
  3,260    Connecticut St Hlth & Ed Fac Auth Rev Saint
           Marys Hosp Issue Ser E.........................  5.875    07/01/22       2,769,924
  1,635    Greenwich, CT Hsg Auth Multi-Family Rev Hsg
           Greenwich Close Ser B..........................  7.500    09/01/27       1,632,907
  1,285    Manchester, CT Redev Agy Multi-Family Mtg Rev
           Bennet Hsg Dev Rfdg (a)........................  7.200    12/01/18       1,322,779

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           CONNECTICUT (CONTINUED)
$ 2,684    New Britain, CT Hsg Auth Multi-Family Rev Hsg
           Franklin Square Manor Proj.....................  7.000%   07/01/21  $    2,719,590
  1,595    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
           Energies.......................................  7.250    07/01/09       1,578,013
                                                                               --------------
                                                                                   15,625,966
                                                                               --------------
           DELAWARE  0.2%
  1,415    Delaware St Econ Dev Auth Indl Dev Rev First
           Mtg Dover Hlthcare Rfdg........................  7.875    04/01/08       1,422,231
  2,055    Sussex Cnty, DE Assisted Living Fac Rev
           Heritage At Milford Proj (d)...................  7.250    07/01/29       1,545,730
  4,290    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj.....................  6.250    06/01/28       3,950,446
                                                                               --------------
                                                                                    6,918,407
                                                                               --------------
           DISTRICT OF COLUMBIA  0.0%
  1,545    District of Columbia Rev Methodist Home
           Issue..........................................  6.000    01/01/29       1,350,577
                                                                               --------------

           FLORIDA  10.4%
  1,162    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
           Ser A..........................................  7.500    05/01/19       1,200,090
    580    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
           Ser B..........................................  6.750    05/01/04         582,796
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien
           Banyan Place Sr Living Ser A...................  7.150    04/01/31       2,992,380
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien
           Banyan Place Sr Living Ser B...................  8.700    10/01/32         933,314
  3,000    Bonnet Creek Resort Cmnty Dev..................  7.375    05/01/34       3,139,260
  2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
           Rfdg...........................................  6.250    08/15/23       2,619,850
  2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
           Rfdg...........................................  6.375    08/15/32       2,624,050
  3,000    Double Branch Cmnty Dev Dist FL Spl Assmt Ser
           A..............................................  6.700    05/01/34       3,075,660
 10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt
           Rev Ser A......................................  6.375    05/01/35       9,985,800
  3,840    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev....  7.625    05/01/18       4,098,470
  2,000    Fleming Is Plantation Cmnty Ser B..............  7.375    05/01/31       2,146,480
  4,500    Florida Hsg Fin Corp Multi-Family Hsg Whistlers
           Cove Apt Proj..................................  6.500    01/01/39       4,183,875
  4,900    Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt
           Ser C (d)......................................  6.610    07/01/38       4,731,489
  7,415    Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt
           Ser G (d)......................................  6.600    07/01/38       7,133,749
 10,880    Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser
           U-1 (d)........................................  6.450    01/01/39      10,433,050

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           FLORIDA (CONTINUED)
$ 5,910    Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser
           B..............................................  6.610%   07/01/38  $    5,659,002
    760    Fort Walton Beach, FL Indl Dev Rev First Mtg Ft
           Walton Beach Venture Proj (c).................. 10.500    12/01/16         592,420
  2,000    Greyhawk Landing Cmnty Dev Dist FL Spl Assmt
           Rev Ser A......................................  7.000    05/01/33       2,068,440
    900    Heritage Harbor Cmnty Dev Dist FL Rev Recntl...  7.750    05/01/19         892,215
    850    Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt
           Ser A..........................................  6.700    05/01/19         872,244
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg........................  8.250    12/01/14       3,063,000
    900    Hillsborough Cnty, FL Aviation Auth Rev Spl
           Purp Delta Airl Rfdg...........................  6.800    01/01/24         655,767
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove
           Apt Proj Ser A.................................  7.375    07/01/40       1,521,630
  7,415    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser A Rfdg.................  5.250    10/01/24       7,470,390
  2,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser B Rfdg.................  5.250    10/01/28       1,992,900
  6,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser B Rfdg.................  5.250    10/01/34       5,974,860
  2,000    Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
           Rev Tampa Electric Co Proj.....................  5.500    10/01/23       1,982,440
  1,500    Homestead, FL Indl Dev Rev Brookwood Gardens
           Ctr Proj Ser A Rfdg............................  8.250    12/01/14       1,531,740
  1,825    Jacksonville, FL Hlth Fac Auth Indl Dev Rev
           Cypress Vlg FL Proj............................  7.000    12/01/22       1,647,938
  2,000    Jea, FL Elec Sys Rev Ser 3 Ser A...............  5.375    10/01/32       2,088,520
  2,560    Kendall Breeze Cmnty Dev Dist..................  6.700    11/01/23       2,606,259
  3,190    Kendall Breeze Cmnty Dev Dist..................  6.625    11/01/33       3,219,348
  1,085    Lake Bernadette, FL Cmnty Dev Dist Spl Assmt
           Rev Ser A......................................  8.000    05/01/17       1,127,825
  2,105    Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt
           Rev............................................  7.875    05/01/17       2,215,933
  4,850    Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg.....  6.300    03/01/20       4,460,205
    480    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Partn Rfdg.........................  8.125    12/01/07         494,803
  3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A......................  6.375    10/01/25       3,047,814
  6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A......................  6.750    10/01/32       5,997,000
  6,080    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg......................  6.750    09/01/28       5,712,525

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           FLORIDA (CONTINUED)
$ 2,975    Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser
           A (a)..........................................  7.650%   05/01/32  $    3,203,599
  1,360    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Proj................................  5.375    11/15/28         975,406
  3,570    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A..................................  6.125    11/15/11       3,390,393
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A..................................  6.700    11/15/19         958,870
  1,265    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A (d)..............................  6.800    11/15/31       1,203,900
  6,380    Miromar Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser B..........................................  7.250    05/01/12       6,666,653
  3,000    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
           Proj Ser A.....................................  6.750    08/15/25       3,017,670
  4,055    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
           Proj Ser B.....................................  7.125    08/15/21       4,055,527
  3,000    North Broward, FL Hosp Dist Rev Impt...........  6.000    01/15/31       3,204,660
  1,563    North Springs, FL Impt Dist Spl Assmt Rev......  7.000    05/01/19       1,633,694
  2,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16......................  7.000    08/01/32       2,543,250
  2,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16 Rfdg.................  7.500    08/01/24       2,660,275
  4,525    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 2A......................  6.400    08/01/33       4,626,767
  1,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 43......................  6.125    08/01/31       1,534,680
    255    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.125    07/01/06         266,470
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.400    07/01/14       2,180,828
  3,325    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.625    07/01/20       3,518,681
  4,000    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.750    07/01/26       4,188,760
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys.............................  6.375    11/15/20       1,111,070
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys.............................  6.500    11/15/30       2,207,180
  4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
           Hlthcare Sys Ser E.............................  6.000    10/01/26       4,242,760
    905    Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care.....................................  6.500    04/01/12         714,280
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care.....................................  6.600    04/01/24       1,589,980

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           FLORIDA (CONTINUED)
$ 2,255    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace
           Apt Proj Ser C.................................  7.375%   04/01/28  $    2,538,048
  4,320    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Governors Manor Apt F-4....................  7.250    10/01/31       4,431,197
    880    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Davis Apt Proj F-1....................  7.250    10/01/31         902,651
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase I Proj F-2...............  7.250    10/01/31         225,663
    890    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase II F-3...................  7.250    10/01/31         912,909
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Mellonville Trace Apt F-5..................  7.250    10/01/31         359,009
  2,130    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (a)...................  7.875    10/01/15       2,450,203
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (a)...................  8.000    10/01/25       2,859,125
  2,660    Overoaks, FL Cmnty Dev Dist Cap Impt Rev.......  8.250    05/01/17       2,893,654
  7,000    Palm Beach Cnty FL Hsg Fin Auth Multi-Family
           Hsg Lake Delray Apt Proj Ser A.................  6.400    01/01/31       6,661,130
  1,980    Parklands West Cmnty Dev Dist Spl Assmt Ser
           A..............................................  6.900    05/01/32       2,029,460
    510    Parklands West Cmnty Dev Dist Spl Assmt Ser
           B..............................................  6.000    05/01/06         511,795
  1,355    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.700    11/01/23       1,374,878
  1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.750    11/01/33       1,752,474
  5,635    Pier Park, FL Cmnty Dev Dist Ser 1.............  7.150    05/01/34       5,744,657
  2,875    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
           Rev............................................  7.250    05/01/33       2,972,261
  8,000    Pinellas Cnty, FL Ed Fac Auth Clearwtr
           Christian College Ser A Rfdg (a)...............  7.250    09/01/31       8,288,400
  3,000    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A..............................  8.250    12/01/21       3,119,700
  3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A..............................  8.500    12/01/28       3,661,700
    805    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A...  7.250    05/01/19         854,572
  1,970    Poinciana Cmnty Dev Dist FL Ser A..............  7.125    05/01/31       2,079,630
  4,000    Saddlebrook, FL Cmnty Ser A....................  6.900    05/01/33       4,099,920
    800    Saddlebrook, FL Cmnty Ser B....................  6.250    05/01/09         808,008
  1,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Rev Bayview Proj Ser A.........................  7.100    10/01/16         983,830
  2,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Rev Bayview Proj Ser A.........................  7.100    10/01/26       1,895,380
    230    Santa Rosa Cnty, FL Indl Dev First Mtg Sandy
           Ridge Care Ctr................................. 10.500    04/01/16         232,732
  1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Pptys................................  6.700    07/01/25       1,011,360

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           FLORIDA (CONTINUED)
$ 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
           Jewish Hsg Council.............................  7.375%   07/01/16  $      673,770
  1,400    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
           Manatee Jewish Rfdg (d)........................  7.000    07/01/16         943,950
  2,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev
           Ser A..........................................  6.400    05/01/34       2,025,720
  4,850    South Dade Venture Cmnty Dev...................  6.900    05/01/33       4,971,104
  1,000    Stoneybrook West Cmnty Dev Ser A...............  7.000    05/01/32       1,050,990
    540    Stoneybrook West Cmnty Dev Ser B...............  6.450    05/01/10         552,182
  1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev............................................  6.875    05/01/23       1,011,400
  2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev............................................  6.950    05/01/33       2,011,240
  2,010    Tamarac, FL Indl Dev Rev Sun Belt Precision
           Prods Inc......................................  6.500    08/01/17       1,901,199
  1,330    Tampa Palms, FL Open Space & Trans Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..................  8.500    05/01/17       1,384,091
  1,822    Tampa Palms, FL Open Space & Trans Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..................  7.500    05/01/18       1,907,488
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
           A..............................................  5.750    07/01/29       3,139,680
    478    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev Ser
           B..............................................  6.750    05/01/10         490,017
  1,345    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt..........................................  6.500    05/01/23       1,347,515
  1,715    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt..........................................  6.750    05/01/33       1,737,998
  2,763    University Square Cmnty Dev Dist FL Cap Impt
           Rev (a)........................................  6.750    05/01/20       2,917,756
  4,500    Venetian Isles, FL Ser A.......................  6.750    05/01/33       4,595,490
  5,000    Verandah West Cmnty Dev Dist Cap Impt Ser B....  6.625    05/01/33       5,018,900
    930    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
           A..............................................  7.200    05/01/32         982,080
  2,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
           A..............................................  6.750    05/01/34       2,047,000
    985    Waterchase Cmnty Dev Dist FL Ser A.............  6.700    05/01/32       1,013,201
  3,000    Waterlefe Cmnty Dev Dist FL....................  8.125    10/01/25       2,996,400
  1,465    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev............................................  7.500    05/01/17       1,496,805
  1,955    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev............................................  7.300    05/01/18       2,060,531
                                                                               --------------
                                                                                  300,401,737
                                                                               --------------

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           GEORGIA  1.7%
$ 5,250    Americus Sumter Cnty, GA Hosp Auth Rev South GA
           Methodist Ser A Rfdg...........................  6.375%   05/15/29  $    5,116,702
  1,580    Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev...........................  6.350    10/01/17       1,483,731
  1,720    Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev...........................  6.375    10/01/27       1,552,506
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.750    12/01/14       2,085,240
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.900    12/01/24       3,137,490
  3,695    Atlanta, GA Urban Residential Fin Auth Multi-
           Family Rev John Eagan Proj Ser A (d)...........  6.750    07/01/30       3,778,027
    310    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  7.625    10/01/06         320,081
  1,500    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  8.200    10/01/16       1,588,980
  1,500    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  8.250    10/01/26       1,591,185
  5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser
           A Rfdg.........................................  6.200    02/01/20       5,538,540
  2,380    De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A...  8.150    07/01/16       2,525,704
  2,500    De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A...  8.250    07/01/26       2,657,050
    510    Fulton Cnty, GA Dev Auth Spl Delta Airl Inc
           Proj...........................................  5.500    05/01/33         287,074
  1,040    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj (a)..........................  6.375    02/01/08         982,779
  4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj Ser A (a)....................  6.500    02/01/28       3,339,160
  1,125    Fulton Cnty, GA Residential Care Fac Elderly
           Auth Rev (d)...................................  6.900    07/01/19       1,126,969
  4,810    Fulton Cnty, GA Residential Care Sr Lien RHA
           Asstd Living Ser A.............................  7.000    07/01/29       4,818,417
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf GA
           Custody Ctf (Variable Rate Coupon)............. 12.478    10/01/25       3,562,118
  1,000    Richmond Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg.....................................  6.000    02/01/25       1,029,460
    300    Richmond Cnty, GA Dev Auth Nursing Home Rev
           Beverly Enterprises GA Proj Rfdg...............  8.750    06/01/11         306,399
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste Disp
           Visy Paper Inc Proj............................  7.500    01/01/26       2,519,500
                                                                               --------------
                                                                                   49,347,112
                                                                               --------------

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           HAWAII  0.8%
$ 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  7.400%   11/15/17  $    3,046,440
  3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  7.875    11/15/23       3,023,730
  3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  8.000    11/15/33       3,031,380
  2,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser C.................................  6.250    11/15/09       2,017,600
  3,205    Hawaii St Dept Trans Spl Fac Continental Airl
           Inc............................................  5.625    11/15/27       1,930,788
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A........  6.300    07/01/22       5,242,300
  5,000    Kuakini, HI Hlth Sys Spl Purp Ser A............  6.375    07/01/32       5,241,900
                                                                               --------------
                                                                                   23,534,138
                                                                               --------------
           IDAHO  0.1%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser A
           Rfdg (b).......................................  7.875    11/15/29       4,087,505
                                                                               --------------

           ILLINOIS  6.8%
  3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
           Deercrest Proj (d).............................  6.625    03/01/33       3,835,000
  5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
           Clublands Proj (d).............................  6.625    03/01/33       5,700,000
  1,475    Bedford Pk, IL Tax Increment Rev 71st & Cicero
           Proj Rfdg......................................  7.375    01/01/12       1,543,248
  4,510    Bolingbrook, IL Spl Svc Area No 01-1 (d).......  7.375    07/01/31       4,789,665
  4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
           Augusta Vlg Proj (a)...........................  6.750    03/01/32       4,052,800
  4,000    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj (a)........................  7.050    03/01/31       4,238,000
  2,000    Carol Stream, IL First Mtg Rev Windsor Park
           Manor Proj Rfdg................................  7.200    12/01/14       2,107,880
    411    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
           A..............................................  7.500    03/01/10         437,152
  1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A
           (b)............................................  7.625    03/01/30       1,294,269
  5,690    Chicago, IL Midway Arpt Rev Drivers Ser 229
           (FSA Insd) (a) (f).............................  7.576    01/01/18       7,022,541
  1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
           (FGIC Insd)....................................  6.000    01/01/28       1,334,782
  4,335    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern
           Airl Inc Proj Ser A............................  8.200    12/01/24       1,690,823
    790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Delta
           Airl Inc Rfdg..................................  6.450    05/01/18         539,104
  1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airl Proj Ser B Rfdg (c) (g)...................  5.200    04/01/11          95,000

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airl Proj Ser C Rfdg (c) (g)...................  6.300%   05/01/16  $      120,000
 14,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)........  5.500    01/01/38      15,784,410
  4,000    Chicago, IL Spl Assmt Lake Shore East Proj.....  6.750    12/01/32       4,043,000
  1,380    Chicago, IL Tax Increment Alloc Read Dunning
           Ser B (ACA Insd)...............................  7.250    01/01/14       1,550,609
  1,500    Clay Cnty, IL Hosp Rev.........................  5.900    12/01/28       1,324,395
  5,000    Cortland, IL Spl Svc Area No 01 Spl Tax Neucort
           Lakes Proj.....................................  6.875    03/01/32       5,075,150
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj....................................  7.750    03/01/27       3,285,690
  2,500    Godfrey, IL Rev Utd Methodist Vlg Ser A........  5.875    11/15/29       1,966,700
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg (b)......  7.625    12/01/13       4,287,920
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty
           Mem Hosp Rfdg..................................  6.550    11/15/29       3,071,055
  3,275    Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A.....................................  8.500    12/01/15       3,544,991
  4,000    Huntley, IL Spl Svc Area No 10 Ser A...........  6.500    03/01/29       4,103,400
  4,605    Huntley, IL Spl Svc Area No 6..................  6.750    02/01/25       4,747,433
  4,305    Huntley, IL Spl Svc Area No 7..................  6.300    03/01/28       4,350,418
    500    Illinois Dev Fin Auth Econ Dev Rev Latin Sch of
           Chicago Proj...................................  5.650    08/01/28         514,150
  2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty Living
           Options........................................  7.125    03/01/10       2,550,423
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist Hlth
           Sys/Subelt Oblig...............................  5.650    11/15/24       2,080,440
    400    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...................................  8.000    11/15/06         339,468
  1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...................................  8.000    11/15/16       1,454,810
  2,000    Illinois Dev Fin Auth Rev Debt Restructure-East
           Saint Louis....................................  7.375    11/15/11       2,205,500
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ Ser
           B..............................................  6.000    05/15/31       3,316,938
  3,500    Illinois Ed Fac Auth Rev Lewis Univ............  6.000    10/01/24       3,516,940
  4,000    Illinois Ed Fac Auth Rev Lewis Univ............  6.125    10/01/26       4,048,520
  1,000    Illinois Ed Fac Auth Rev Lifelink Corp Oblig
           Group Rfdg.....................................  5.850    02/15/20         882,260
  4,295    Illinois Ed Fac Auth Rev Lifelink Corp Oblig
           Group Rfdg.....................................  5.700    02/15/24       3,562,402
  4,500    Illinois Ed Fac Auth Rev Peace Mem Ministries
           Proj...........................................  7.500    08/15/26       4,603,950
  2,365    Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A................................  6.625    08/15/24       2,362,824

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 3,255    Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A................................  7.000%   08/15/29  $    3,282,830
  2,000    Illinois Hlth Fac Auth Rev Condell Med Ctr.....  5.500    05/15/32       2,063,440
  1,250    Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys.........................................  5.875    12/01/31       1,255,337
  5,000    Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys Ser B...................................  6.125    12/01/28       5,130,450
  2,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
           Proj...........................................  7.125    11/15/29       1,989,300
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig Group
           Ser A Rfdg.....................................  7.400    08/15/23       3,035,550
  2,250    Illinois Hlth Fac Auth Rev Fairview Residence
           Rockford Ser A.................................  6.500    08/15/29       2,072,610
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A...............................  5.250    12/01/18       3,236,516
    990    Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys
           Ser A..........................................  6.000    07/01/21       1,046,707
  4,000    Illinois Hlth Fac Auth Rev Lutheran Home & Svc
           Inc Proj Ser A.................................  7.500    08/15/26       4,098,640
  5,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A (d).....................  7.375    08/15/31       5,119,750
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys....  6.250    11/15/29       2,150,440
  2,775    Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp
           Proj...........................................  7.500    01/01/11       2,775,444
  2,770    Illinois Hsg Dev Auth Rev Homeowner Mtg SubSer
           D-4............................................  6.050    08/01/31       2,953,374
  8,175    Illinois St Real Estate Lease Ctf (ACA Insd)
           (a) (b)........................................  7.117    06/15/18       9,301,439
    960    Loves Park, IL Rev Hoosier Care Proj Ser A.....  7.125    06/01/34         907,133
  2,250    Montgomery, IL Spl Assmt Impt Lakewood Creek
           Proj...........................................  7.750    03/01/30       2,532,127
    680    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  7.625    02/01/08         720,800
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  8.050    02/01/17       2,207,030
  1,473    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser A (c)......................................  8.375    10/15/16           2,800
    577    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser B (c)......................................  8.375    10/15/16           1,095
    540    Round Lake Beach, IL Tax Increment Rev Rfdg....  7.200    12/01/04         553,262
  2,500    Round Lake Beach, IL Tax Increment Rev Rfdg....  7.500    12/01/13       2,572,175
  2,100    Round Lake, IL Rev.............................  6.700    03/01/33       2,139,921
  2,395    Saint Charles, IL Indl Dev Rev Tri-City Ctr
           Proj (a).......................................  7.500    11/01/13       2,403,239
  3,585    Saint Charles, IL Multi-Family Hsg Rev Bonds
           Wessel Court Proj..............................  7.600    04/01/24       3,597,332
  3,550    Saint Charles, IL Spl Svc Area No 21...........  6.625    03/01/28       3,587,949
                                                                               --------------
                                                                                  198,110,750
                                                                               --------------

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           INDIANA  1.3%
$ 1,500    Anderson, IN Econ Dev Rev Anderson Univ Proj...  6.375%   10/01/26  $    1,541,265
    373    Carmel, IN Retirement Rental Hsg Rev Beverly
           Enterprises Inc Proj Rfdg......................  8.750    12/01/08         384,656
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (a)..............................  7.350    02/01/17       1,144,924
  1,250    Delaware Cnty, IN Redev Dist Tax Increment
           Rev............................................  6.875    02/01/18       1,273,262
    750    Indiana Hlth Fac Fin Auth Hlth Fac Rev Saint
           Anthony Home...................................  7.000    05/15/17         753,007
  1,000    Indiana Hlth Fac Fin Auth Hlth Fac Rev Saint
           Anthony Home...................................  7.250    05/15/24       1,004,190
    300    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
           Vlg Proj Ser A.................................  6.250    08/15/14         296,403
  3,975    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
           Vlg Proj Ser A.................................  6.375    08/15/27       3,829,992
  3,435    Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty
           Ser A Rfdg (d).................................  6.400    05/15/24       3,435,447
  2,425    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A..........................................  7.125    06/01/34       2,293,929
  2,865    Indiana Hlth Fac Fin Auth Rev Metro Hlth/IN Inc
           Proj (c) (g)...................................  6.300    12/01/23         872,593
  3,000    Indiana Hlth Fac Fin Auth Rev Metro Hlth/IN Inc
           Proj (c) (g)...................................  6.400    12/01/33         911,250
  2,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Proj Rfdg..............................  5.500    05/01/29       1,952,680
 21,025    Indianapolis, IN Arpt Auth Rev Spl Fac United
           Airl Proj Ser A (k)............................  6.500    11/15/31       8,956,650
  3,000    North Manchester, IN Rev Peabody Retirement
           Cmnty Proj Ser A...............................  7.250    07/01/33       3,000,360
    175    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/10         100,165
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/11          71,578
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/12          63,851
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/13          59,146
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/14          52,682
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/15          48,801
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/16          45,207
    810    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  7.500    01/01/07         825,058

See Notes to Financial Statements                                             21

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           INDIANA (CONTINUED)
$ 1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  7.750%   01/01/12  $    1,445,380
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  8.000    01/01/17       2,115,409
                                                                               --------------
                                                                                   36,477,885
                                                                               --------------
           IOWA  0.5%
  2,515    Black Hawk Cnty, IA Hlthcare Fac Rev Western
           Home Proj Ser B................................  6.625    05/01/33       2,537,861
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac Rev
           Proj Rfdg......................................  7.250    11/15/29       1,026,600
  1,500    Cedar Rapids, IA Rev First Mtg Cottage Grove
           Ser A Rfdg.....................................  5.875    07/01/28       1,163,085
  3,000    Iowa Fin Auth Cmnty Provider Rev Boys & Girls
           Home Family Proj (ACA Insd) (b)................  6.250    12/01/28       3,198,480
  2,770    Iowa Fin Auth Multi-Family Rev Hsg Pk West Proj
           Rfdg...........................................  8.000    10/01/23       2,779,556
  2,265    Iowa Fin Auth Retirement Fac Presbyterian Homes
           Mill Pond......................................  6.000    10/01/33       2,007,039
  1,000    Scott Cnty, IA Rev Ridgecrest Vlg Proj Ser A...  7.250    11/15/26       1,039,560
                                                                               --------------
                                                                                   13,752,181
                                                                               --------------
           KANSAS  0.5%
  1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg (d).......................................  8.000    07/01/16         867,320
  4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser B..........................................  6.250    05/15/26       4,053,720
  2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser C..........................................  6.700    05/15/27       2,046,980
  1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser C..........................................  6.875    05/15/32       1,058,550
  3,000    Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg...........................................  8.000    07/01/16       2,601,960
  1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc
           Ser A..........................................  8.000    05/15/30       1,185,822
  3,000    Overland Pk, KS Dev Corp Rev First Tier
           Overland Park Ser A............................  7.375    01/01/32       3,066,960
                                                                               --------------
                                                                                   14,881,312
                                                                               --------------
           KENTUCKY  1.5%
  9,100    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.500    02/01/12       7,480,291
 10,495    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.500    02/01/20       8,417,830
 21,750    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.125    02/01/21      17,462,205

 22                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           KENTUCKY (CONTINUED)
$ 3,280    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  6.125%   02/01/22  $    2,255,394
  1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
           Aviation Inc Proj Ser A........................  6.625    07/01/19         762,170
  2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
           Aviation Inc Proj Ser A........................  6.700    07/01/29       1,454,100
  2,000    Louisville & Jefferson Cntys, KY Regl Arpt Auth
           Arpt Sys Rev Ser A (FSA Insd)..................  5.250    07/01/31       2,072,260
  3,500    Newport, KY Pub Pptys Corp Rev First Mtg Pub
           Pkg & Plaza Ser A 1............................  8.500    01/01/27       3,375,400
                                                                               --------------
                                                                                   43,279,650
                                                                               --------------
           LOUISIANA  0.9%
  1,905    Hodge, LA Util Rev.............................  9.000    03/01/10       1,948,243
  2,500    Lake Charles, LA Harbor & Terminal Dist Port
           Fac Rev Trunkline Lng Co Rfdg (b)..............  7.750    08/15/22       2,611,500
    200    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (e)...........................  7.200    01/01/06         116,000
  4,675    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (e)...........................  7.125    01/01/28       2,711,500
  3,200    Louisiana Loc Govt Environment Fac Cmnty Dev
           Auth Rev Eunice Student Hsg Fndtn Proj.........  7.375    09/01/33       3,149,984
  2,815    Louisiana Loc Govt Environment Fac Hlthcare
           Saint James Place Ser A Rfdg...................  8.000    11/01/25       2,797,322
  4,000    Louisiana Loc Govt Environment Fac Hlthcare
           Saint James Place Ser A Rfdg (b)...............  8.000    11/01/29       3,973,480
  2,365    Louisiana Pub Fac Auth Hosp Rev Pendelton Mem
           Methodist Hosp.................................  6.750    06/01/22       1,861,491
  2,000    Louisiana Pub Fac Auth Hosp Rev Pendelton Mem
           Methodist Hosp.................................  5.250    06/01/28       1,241,240
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.......................................  6.375    10/01/20         829,350
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.......................................  6.375    10/01/28         790,490
    325    Port New Orleans, LA Indl Dev Rev Avondale Inds
           Inc Proj Rfdg (Escrowed to Maturity)...........  8.250    06/01/04         335,731
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg...........................  5.700    11/15/28       1,840,440
    500    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser A......................  7.500    05/01/15         513,360
  1,000    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser B......................  9.000    05/01/15       1,025,280
                                                                               --------------
                                                                                   25,745,411
                                                                               --------------
           MAINE  0.1%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores Ser A
           (b)............................................  7.550    01/01/29       2,062,040
                                                                               --------------

See Notes to Financial Statements                                             23

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MARYLAND  1.4%
$ 1,250    Anne Arundel Cnty, MD Spl Oblig Arundel Mills
           Proj (a).......................................  7.100%   07/01/29  $    1,370,487
  1,974    Anne Arundel Cnty, MD Spl Tax Farmington Vlg
           Proj Ser A.....................................  6.250    06/01/25       2,015,987
  2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder Care
           Ser A..........................................  7.250    11/01/29       2,408,925
  1,750    Baltimore Cnty, MD Nursing Fac Eastpoint Rehab
           & Nursing Ctr Ser A (e)........................  6.750    04/01/28         682,500
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev
           Auth...........................................  6.625    07/01/25       1,552,905
  1,000    Howard Cnty, MD Retirement Cmnty Rev Ser A
           (Prerefunded @ 05/15/10).......................  7.250    05/15/15       1,289,850
  2,500    Howard Cnty, MD Retirement Cmnty Rev Ser A
           (Prerefunded @ 05/15/10).......................  7.875    05/15/21       3,320,250
  1,985    Maryland St Cmnty Dev Admin Residential Ser
           B..............................................  5.450    09/01/32       2,061,601
  6,715    Maryland St Econ Dev Corp Afco Cargo BWI II LLC
           Proj...........................................  6.500    07/01/24       6,308,608
  3,000    Maryland St Econ Dev Corp MD Golf Course Sys...  8.250    06/01/28       3,029,310
  2,000    Maryland St Hlth & Higher Collington
           Episcopal......................................  6.750    04/01/23       1,993,260
    850    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (a)................................  6.250    09/01/08         842,052
  3,730    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (a)................................  6.400    09/01/28       3,516,010
  1,365    Montgomery Cnty, MD Spl Oblig West Germantown
           Dev Dist Jr Ser B (a)..........................  6.700    07/01/27       1,414,618
  3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
           Woodview Ser A.................................  8.000    07/01/26       3,333,570
  4,000    Prince Georges Cnty, MD Spl Oblig Woodview Vlg
           Phase II Subdist...............................  7.000    07/01/32       4,100,360
                                                                               --------------
                                                                                   39,240,293
                                                                               --------------
           MASSACHUSETTS  5.6%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...........................  5.875    07/01/18       1,601,564
  4,750    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...........................  6.000    07/01/28       4,519,625
  1,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000    12/01/18       1,582,800
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000    12/01/22       2,632,725
  6,675    Massachusetts St Dev Fin Agy Developmental
           Disabilities Inc (a)...........................  8.000    06/01/20       7,241,908
  2,000    Massachusetts St Dev Fin Agy First Mtg Loomis
           Cmntys Proj Ser A..............................  6.900    03/01/32       2,055,940
  5,865    Massachusetts St Dev Fin Agy Regis College.....  5.500    10/01/28       4,927,538
    985    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...................  6.100    09/01/18       1,078,014

 24                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MASSACHUSETTS (CONTINUED)
$ 1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...................  6.250%   09/01/28  $    1,554,878
    915    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (a)................................  7.750    06/01/18         942,349
  1,245    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B (a) (b)......................  6.375    06/01/18       1,144,230
  4,945    Massachusetts St Dev Fin Agy Rev Hillcrest Ed
           Ctr Inc (d)....................................  6.375    07/01/29       4,916,665
  5,000    Massachusetts St Dev Fin Agy Rev Hlthcare Fac
           Alliance Ser A.................................  7.100    07/01/32       5,033,100
  2,350    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (a).......................  6.625    08/01/29       2,463,904
    715    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A (d)........................  7.500    07/01/10         744,751
    915    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A............................  6.750    07/01/18         872,160
  1,025    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A............................  8.000    07/01/20       1,048,165
  2,470    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser C (d)........................  7.750    07/01/30       2,550,917
  5,290    Massachusetts St Dev Fin Agy Rev New England
           Ctr For Children (b)...........................  6.000    11/01/19       4,848,020
  3,090    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue..................................  7.500    09/01/30       3,162,831
    725    Massachusetts St Hlth & Ed Baystate Fac Auth
           Rev Med Ctr Ser F..............................  5.500    07/01/22         764,991
    550    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A........................  5.625    07/01/20         498,377
  2,500    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A........................  5.750    07/01/28       2,200,600
  5,000    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B........................  6.750    07/01/16       5,211,200
  7,520    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B........................  6.250    07/01/22       7,250,333
  4,145    Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg...................  6.875    01/01/29       4,117,519
  6,800    Massachusetts St Hlth & Ed Fac Auth Rev Civic
           Investments Ser B..............................  9.150    12/15/23       7,533,244
  1,500    Massachusetts St Hlth & Ed Fac Auth Rev Milford
           Whitinsville Hosp Ser D........................  6.350    07/15/32       1,583,910
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev Nichols
           College Issue Ser C............................  6.125    10/01/29       2,645,220
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn
           Hlthcare Sys Ser C.............................  5.750    07/01/32       2,155,660

See Notes to Financial Statements                                             25

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MASSACHUSETTS (CONTINUED)
$ 6,600    Massachusetts St Hlth & Ed Fac Auth Rev Saint
           Mem Med Ctr Ser A..............................  6.000%   10/01/23  $    6,092,988
  2,000    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C....................................  6.000    10/01/17       1,876,440
  7,000    Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev........................................  8.000    09/01/27       7,546,350
  4,145    Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev Marina Bay LLC Proj....................  7.500    12/01/27       4,296,085
  4,000    Massachusetts St Indl Fin Agy Hlthcare Fac Rev
           Metro Hlth Fndtn Inc Proj Ser A................  6.750    12/01/27       3,798,560
    910    Massachusetts St Indl Fin Agy HMEA Issue.......  7.000    09/01/12         878,942
    740    Massachusetts St Indl Fin Agy Indl Rev Beverly
           Enterprises Inc/Gloucester & Lexington Proj
           Rfdg...........................................  8.375    05/01/09         755,547
    360    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.000    12/01/06         375,307
  1,000    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.375    12/01/13       1,085,370
  3,000    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.500    12/01/20       3,259,170
  2,555    Massachusetts St Indl Fin Agy Rev East Boston
           Neighborhood Proj..............................  7.500    07/01/16       2,579,375
  2,560    Massachusetts St Indl Fin Agy Rev East Boston
           Neighborhood Proj..............................  7.625    07/01/26       2,564,634
    450    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.000    11/01/06         467,995
  3,300    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc (a)........................................  9.250    11/01/11       3,332,868
  1,230    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.375    11/01/13       1,359,396
  2,165    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.500    11/01/20       2,410,251
  1,005    Massachusetts St Indl Fin Agy Rev First Mtg
           Evanswood Bethzatha Ser A Rfdg (c).............  7.400    01/15/09               0
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           Evanswood Bethzatha Ser A Rfdg (c).............  7.625    01/15/14               0
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           Evanswood Bethzatha Ser A Rfdg (c).............  7.875    01/15/20               0
    875    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj............................  6.500    10/01/15         808,894
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj............................  6.750    10/01/28       1,800,580
 11,035    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (h).........................  7.100    10/01/28      11,047,249

 26                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MASSACHUSETTS (CONTINUED)
$ 1,700    Massachusetts St Indl Fin Agy Rev First Mtg
           Stone Institute & Newton.......................  7.700%   01/01/14  $    1,759,687
  1,750    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (a)................................  6.200    06/01/08       1,703,205
  6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (a) (b)............................  6.375    06/01/18       5,656,680
    480    Massachusetts St Indl Fin Agy Rev Hillcrest Ed
           Ctr Inc Proj (Escrowed to Maturity)............  8.000    07/01/05         545,592
  3,380    Massachusetts St Indl Fin Agy Rev JRC Assisted
           Living.........................................  7.500    07/01/26       3,426,543
  2,600    Massachusetts St Indl Fin Agy Rev Montserrat
           College Art Issue Ser A (a)....................  7.000    12/01/27       2,663,076
  2,000    Massachusetts St Indl Fin Agy Rev Sr Living Fac
           Forge Hill Proj................................  6.750    04/01/30       1,934,900
                                                                               --------------
                                                                                  162,908,822
                                                                               --------------
           MICHIGAN  2.9%
  2,250    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement.....................................  5.400    11/15/27       1,962,427
  1,000    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg................................  5.400    11/15/18         922,640
  2,005    Concord Academy Atrm MI Ctf Partn..............  8.000    08/01/31       1,890,875
    870    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
           Ser B (a)......................................  6.700    05/01/21         897,770
  3,105    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (a)......................................  6.850    05/01/21       3,210,974
     95    George Washington Carver, MI Pub...............  8.000    09/01/17          92,740
  1,975    George Washington Carver, MI Pub...............  8.125    09/01/30       1,919,878
  1,590    Grand Blanc Academy, MI Ctf Partn..............  7.750    02/01/30       1,590,970
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A (b).............................  7.250    05/15/25       3,029,310
  4,250    Macomb Cnty Mich Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.........................  5.750    11/15/25       4,176,262
  9,725    Macomb Cnty Mich Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.........................  5.875    11/15/34       9,595,560
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg...................  7.500    07/01/13       2,481,465
  3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg...................  7.750    07/01/19       3,575,295
  2,580    Michigan Muni Bd Auth Rev Pub Sch Academy Fac
           Pgm............................................  8.125    10/01/31       2,585,779
  1,000    Michigan St Hosp Fin Auth Rev Ascension Hlth
           Credit Ser A (Prerefunded @ 11/15/09)..........  6.125    11/15/26       1,232,960
  2,095    Michigan St Hosp Fin Auth Rev Hosp Central Mich
           Cmnty Hosp.....................................  6.250    10/01/27       2,044,175

See Notes to Financial Statements                                             27

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MICHIGAN (CONTINUED)
$ 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
           Oblig Group Ser A..............................  5.750%   04/01/32  $    5,238,700
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.........................  6.000    02/01/14       1,509,727
  4,775    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.........................  6.000    02/01/24       4,357,187
  6,500    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
           MI.............................................  6.500    01/01/25       6,154,135
  1,000    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg..............................  5.375    12/01/23       1,061,090
  2,900    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg..............................  5.375    12/01/30       3,036,184
  3,000    Michigan St Strategic Fd Detroit Edison Pollutn
           Ctl Ser B Rfdg.................................  5.650    09/01/29       3,124,110
  1,328    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (c) (i)................  8.000    12/01/27         211,833
  3,940    Michigan St Strategic Fd Solid Genesee Pwr Sta
           Proj Rfdg......................................  7.500    01/01/21       3,788,625
  4,500    Pontiac, MI Hosp Fin Auth Hosp Rev Nomc Oblig
           Group..........................................  6.000    08/01/23       3,590,460
  3,000    Star Intl Academy MI Ctf Partn.................  8.000    03/01/33       3,020,970
  3,165    Wayne Charter Cnty, MI Spl Arpt Rev............  6.750    12/01/15       2,333,554
  5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev Bd.....  7.500    04/01/33       5,412,275
                                                                               --------------
                                                                                   84,047,930
                                                                               --------------
           MINNESOTA  3.2%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr
           Proj...........................................  7.750    02/01/31       5,080,650
  1,750    Albertville, MN Multi-Family Rev Hsg Cottages
           Albertville Proj Ser A.........................  6.750    09/01/29       1,743,350
  1,020    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg...............................  7.500    04/01/17       1,031,465
  2,000    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg...............................  7.500    04/01/18       2,022,480
  1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg (j).................  7.400    12/01/15       1,864,835
  1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg (j).................  7.500    06/01/25       1,128,976
  2,460    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser A................................  6.000    10/01/28       2,112,943
  2,000    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser B................................  6.000    10/01/33       1,738,300
  1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
           Svc Inc Proj...................................  7.500    04/01/19       1,451,037

 28                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MINNESOTA (CONTINUED)
$ 2,250    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
           Svc Inc Proj...................................  7.750%   04/01/29  $    2,375,100
    750    Chicago City, MN Hlth Fac Rev Partn Pleasant
           Heights Proj Ser A Rfdg........................  7.300    07/01/25         790,522
  4,200    Dakota Cnty, MN Hsg & Redev....................  6.250    05/01/29       3,978,576
  5,630    Duluth, MN Econ Dev Hlthcare Saint Lukes
           Hosp...........................................  7.250    06/15/32       5,712,648
  1,000    Edina, MN Hlthcare Fac Rev Voa Care Ctrs MN
           Proj Ser A.....................................  6.625    12/01/30       1,050,310
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc
           Proj...........................................  7.500    04/01/31       2,608,600
  1,200    Maplewood, MN Hlthcare Fac Rev Voa Care Ctr
           Proj...........................................  7.450    10/01/16       1,222,776
 12,915    Minneapolis & Saint Paul, MN Met Northwest Airl
           Proj Ser A.....................................  7.000    04/01/25       9,918,720
  5,050    Minneapolis & Saint Paul, MN Met Northwest Airl
           Proj Ser B.....................................  6.500    04/01/25       4,194,783
  1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
           Society Proj Ser A.............................  7.200    07/01/23       1,000,480
  1,000    Minneapolis, MN Hlthcare Fac Rev Saint Olaf
           Residence Inc Proj.............................  7.100    10/01/23         961,470
    350    Minneapolis, MN Multi-Family Rev Hsg Belmont
           Apt Proj (a)...................................  7.250    11/01/16         355,590
  1,320    Minneapolis, MN Multi-Family Rev Hsg Belmont
           Apt Proj (a)...................................  7.625    11/01/27       1,344,684
  2,050    Minneapolis, MN Rev Walker Methodist Sr Svcs
           Ser A..........................................  5.875    11/15/18       1,882,351
  4,950    Minneapolis, MN Rev Walker Methodist Sr Svcs
           Ser A..........................................  6.000    11/15/28       4,389,363
  2,000    Minnesota Agric & Econ Dev Brd Rev Evangelical
           Luthern Proj...................................  6.625    08/01/25       2,205,760
  3,040    New Brighton, MN Rental Hsg Rev Polynesian Vlg
           Apt Proj Ser A Rfdg............................  7.500    10/01/17       3,080,797
    490    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg................................  7.750    09/01/07         498,065
  2,320    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg................................  8.000    09/01/18       2,357,074
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj..............................  7.450    10/01/32       2,021,900
  2,825    Saint Louis Park, MN Rev Roitenberg Family
           Asstd Liv Ser A................................  6.750    08/15/21       2,839,125
  3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev New
           Spirit Schs Proj Ser A (d).....................  7.500    12/01/31       3,520,055
  4,035    Saint Paul, MN Hsg & Redev Model Cities Hlth
           Ctr Ser A......................................  7.250    11/01/26       4,043,393

See Notes to Financial Statements                                             29

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MINNESOTA (CONTINUED)
$ 6,000    Saint Paul, MN Port Auth Hotel Fac Rev Radisson
           Kellogg Proj Ser 2 Rfdg........................  7.375%   08/01/29  $    6,217,260
  2,000    Spring Lake Park, MN Multi-Family Hsg Cottages
           Spring Lake Rfdg (LOC: Zapp Natl Bank Saint
           Cloud).........................................  8.375    01/01/22       2,004,280
  1,650    Victoria, MN Private Sch Fac Holy Fam Catholic
           High Sch Ser A.................................  5.850    09/01/24       1,579,298
  2,500    Victoria, MN Private Sch Fac Holy Fam Catholic
           High Sch Ser A.................................  5.875    09/01/29       2,374,900
                                                                               --------------
                                                                                   92,701,916
                                                                               --------------
           MISSISSIPPI  0.5%
  5,585    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
           Energy Res Inc Proj............................  5.875    04/01/22       5,585,670
  4,650    Mississippi Dev Bank Spl Oblig Diamond Lakes
           Util Ser A Rfdg................................  6.250    12/01/17       4,611,963
  1,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg................................  5.750    04/01/23       1,021,350
  2,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg................................  5.750    04/01/29       2,019,900
  2,445    Ridgeland, MS Urban Renewal Rev The Orchard Ltd
           Proj Ser A Rfdg................................  7.750    12/01/15       2,530,282
                                                                               --------------
                                                                                   15,769,165
                                                                               --------------
           MISSOURI  3.0%
  1,000    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist...........................................  7.000    05/01/22       1,021,770
  4,750    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist...........................................  7.200    05/01/33       4,852,458
  3,600    Ballwin, MO Tax Increment Rev Impt Ballwin Town
           Ctr Ser A Rfdg.................................  6.500    10/01/22       3,710,556
  3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah
           Cmnty Proj.....................................  5.900    05/01/28       2,645,220
  4,000    Cape Girardeau Cnty, MO Indl Southeast MO Hosp
           Assoc..........................................  5.750    06/01/32       4,205,000
  3,000    Chesterfield, MO Indl Dev Auth Willows at
           Brooking Pk Proj Ser A.........................  6.625    12/01/31       3,039,300
  2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
           Gambrill Gardens Phase I Proj Ser A............  6.750    04/01/33       2,410,196
  2,755    Ellisville, MO Indl Dev Auth Indl Dev Rev Impt
           Gambrill Gardens Proj Rfdg.....................  6.200    06/01/29       2,433,161
  4,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...............................  6.125    10/01/21       4,131,640
  1,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...............................  7.000    10/01/21       1,093,900

 30                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MISSOURI (CONTINUED)
$   660    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.250%   04/01/07  $      681,787
  2,000    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.625    04/01/17       2,160,280
    721    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.625    04/01/18         775,933
  3,610    Good Shepard Nursing Home Dist MO Nursing Home
           Fac Rev Rfdg...................................  5.900    08/15/23       3,296,038
  2,345    Jefferson Cnty, MO Indl Dev Auth Indl Rev
           Cedars Hlthcare Ctr Proj Ser A Rfdg............  8.250    12/01/15       2,319,322
  2,750    Jefferson Cnty, MO Jr College Dist Student Hsg
           Sys Rev Jefferson College......................  7.250    07/01/31       2,693,295
    647    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser A.............  6.950    04/15/15         657,384
  1,520    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser B.............  7.250    10/15/38       1,538,635
    440    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B (d)............  7.550    06/15/12         476,036
    990    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B................  7.550    06/15/22       1,044,965
  3,430    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B................  7.550    06/15/35       3,596,767
  2,890    Kansas City, MO Multi-Family Hsg Rev Vlg Green
           Apt Proj (d)...................................  6.250    04/01/30       2,537,709
    375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
           Bethesda Ser A (Prerefunded @ 08/15/04)........  7.500    08/15/12         411,169
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr........  6.750    10/01/31       5,217,350
  4,000    Osage Beach, MO Tax Increment Prewitts Point
           Proj...........................................  6.750    05/01/23       4,065,800
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg...........  5.900    03/01/28       2,536,830
  1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien Saint
           Louis Convention Ser A.........................  6.875    12/15/20       1,008,020
  2,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien Saint
           Louis Convention Ser A.........................  7.200    12/15/28       2,049,760
  1,330    Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A..................................... 10.000    08/01/10       1,634,091
  3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John
           Fitzgibbon Mem Hosp Inc (a)....................  6.500    12/01/28       3,354,194
  5,500    Saint Joseph, MO Indl Dev Auth Living Cmnty
           Saint Joseph Proj..............................  7.000    08/15/32       5,549,335

See Notes to Financial Statements                                             31

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           MISSOURI (CONTINUED)
$ 4,885    Three Riv Jr College Dist MO Cmnty College.....  7.000%   09/01/31  $    4,469,189
  5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape
           Albeon Proj....................................  6.150    12/01/33       4,965,128
                                                                               --------------
                                                                                   86,582,218
                                                                               --------------
           MONTANA  0.1%
  2,825    Montana St Brd Invt Res Recovery Rev
           Yellowstone Energy L P Proj....................  7.000    12/31/19       2,064,058
                                                                               --------------

           NEVADA  1.0%
  2,000    Boulder City, NV Hosp Rev Boulder City Hosp Inc
           Proj Rfdg......................................  5.850    01/01/22       1,760,860
  3,920    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj..............................  6.500    12/01/27       3,597,815
  4,060    Clark Cnty, NV Indl Dev Rev Adj NV Pwr Co Proj
           Ser C Rfdg.....................................  5.500    10/01/30       3,339,147
  2,000    Henderson, NV..................................  5.500    04/01/20       2,246,920
  1,000    Henderson, NV Loc Impt Dist No T 13 Ser A......  6.800    03/01/22       1,029,580
  4,000    Henderson, NV Loc Impt Dist No T 13 Ser B......  6.900    03/01/22       4,121,200
  3,000    Henderson, NV Loc Impt Dist No T 14............  5.800    03/01/23       3,013,530
    775    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs........................................  8.000    09/15/13         803,768
    390    Nevada St Dept Commerce Hlth Fac Rev Washoe
           Convalescent Ctr Proj Rfdg.....................  8.125    06/01/03         390,000
  1,750    North Las Vegas, NV Loc Impt Spl Impt Dist No
           60 Aliante.....................................  6.400    12/01/22       1,783,023
    910    Reno, NV Spl Assmt Dist No 4 Somersett Pkwy....  5.900    12/01/15         930,120
  4,885    Reno, NV Spl Assmt Dist No 4 Somersett Pkwy....  6.625    12/01/22       5,010,300
                                                                               --------------
                                                                                   28,026,263
                                                                               --------------
           NEW HAMPSHIRE  1.4%
  4,845    New Hampshire Higher Ed & Hlth Daniel Webster
           College Issue..................................  6.300    07/01/29       4,749,311
    435    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.....................  7.200    06/01/12         467,403
  2,565    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.....................  7.500    06/01/26       2,730,083
    240    New Hampshire Higher Ed & Hlth Fac Auth Rev
           First Mtg Odd Fellows Home Rfdg................  8.000    06/01/04         242,503
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           First Mtg Odd Fellows Home Rfdg................  9.000    06/01/14       2,249,040
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights.....................  7.350    01/01/18       1,033,560
  4,825    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights (b).................  7.450    01/01/25       4,967,386

 32                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW HAMPSHIRE (CONTINUED)
$ 2,170    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Hlthcare Visiting Nurse (a)....................  7.250%   09/01/23  $    2,207,823
  4,000    New Hampshire Higher Ed & Hlth Fac Auth Rev New
           England College................................  6.125    03/01/19       3,959,720
  1,345    New Hampshire Higher Ed & Hlth Fac Auth Rev New
           London Hosp Assn Proj..........................  7.500    06/01/05       1,416,971
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A.....................  6.500    03/01/23       1,007,490
  6,315    New Hampshire Higher Hlth & Ed Fac Daniel
           Webster College Issue..........................  7.500    07/01/31       6,361,857
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH College
           Issue..........................................  7.500    01/01/31       1,096,980
  3,235    New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration..........................  7.750    06/01/14       3,261,786
  3,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Systems Ser A Rfdg...............  7.000    10/01/29       3,062,160
    450    New Hampshire St Hsg Fin Auth Single Family Rev
           Mtg Acquisition Ser G (d)......................  6.300    01/01/26         470,790
    760    New Hampshire St Hsg Fin Auth Single Family Rev
           Ser D (d)......................................  5.900    07/01/28         799,246
                                                                               --------------
                                                                                   40,084,109
                                                                               --------------
           NEW JERSEY  3.4%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (c) (g).................................  8.400    04/01/24       4,534,663
  4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT
           Marine Term Ser A (Asset Gty Insd) (c) (g).....  8.000    06/01/27         983,250
  2,970    New Jersey Econ Dev Auth Asstd Living Rev
           Meridian Asstd Living Proj.....................  6.750    08/01/30       2,659,427
  6,000    New Jersey Econ Dev Auth Cedar Crest Vlg Inc
           Fac Ser A......................................  7.250    11/15/21       6,327,000
    105    New Jersey Econ Dev Auth Econ Dev Rev Zirbser
           Greenbriar Inc Ser A Rfdg (Escrowed to
           Maturity) (a)..................................  7.375    07/15/03         105,764
    915    New Jersey Econ Dev Auth Econ Dev Rev Zirbser
           Greenbriar Inc Ser A Rfdg (Prerefunded @
           07/15/03) (a)..................................  7.750    07/15/08         940,391
    225    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.000    02/01/10         232,542
  1,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.375    02/01/17       1,564,095
  3,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.500    02/01/27       3,656,590
  2,355    New Jersey Econ Dev Auth First Mtg Franciscan
           Oaks Proj......................................  5.750    10/01/23       2,108,243

See Notes to Financial Statements                                             33

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW JERSEY (CONTINUED)
$   600    New Jersey Econ Dev Auth First Mtg Hamilton
           Cont Care Ser A................................  8.350%   11/01/30  $      620,856
  1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A..........................................  6.250    11/01/20       1,524,540
  1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A..........................................  6.375    11/01/31       1,526,115
  1,250    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  8.000    04/01/23       1,304,225
  3,500    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  8.000    04/01/31       3,627,050
  6,000    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  7.750    04/01/33       6,093,780
  1,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (c).............................  8.400    12/15/15         911,250
  1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.000    11/15/15       1,065,670
  1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.125    11/15/18       1,047,500
  1,440    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.125    11/15/23       1,526,818
  2,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.250    11/15/30       2,128,880
    500    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)......................................  8.500    01/01/10         566,420
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)......................................  9.250    01/01/25       1,146,050
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...........................  8.250    04/01/10         876,106
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...........................  8.500    04/01/16       1,857,317
  1,195    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  7.500    11/01/05       1,222,605
  1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  8.500    11/01/16       1,172,919
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  8.625    11/01/25       1,596,555
  1,700    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A.....................................  6.125    06/01/18       1,463,258
    890    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A (d).................................  6.750    07/01/19         847,823
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplanade Bear (c) (g).........................  7.000    06/01/39       2,136,825

 34                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW JERSEY (CONTINUED)
$   390    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
           Proj Ser A (Escrowed to Maturity)..............  8.000%   05/15/04  $      414,301
  6,975    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
           Proj Ser A Rfdg................................  6.000    05/15/28       6,123,911
  5,000    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.625    09/15/12       4,159,850
  5,455    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.250    09/15/19       4,174,548
  6,090    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.250    09/15/29       4,531,630
    680    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  7.000    11/15/30         515,372
  2,305    New Jersey Hlthcare Fac Fin Auth Rev Care
           Institute Inc Cherry Hill Proj (d).............  7.750    07/01/10       2,302,280
  1,000    New Jersey Hlthcare Fac Fin Auth Rev Palisades
           Med Ctr NY Hlthcare............................  6.625    07/01/31       1,050,960
  1,250    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.000    07/01/13       1,251,800
  1,200    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.500    07/01/23       1,207,224
  7,000    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.625    07/01/36       7,089,810
  2,240    New Jersey Hlthcare Fac Fin Auth Rev Raritan
           Bay Med Ctr Issue Rfdg (d).....................  7.250    07/01/14       2,328,458
  2,135    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp....................................  6.000    07/01/32       2,242,348
  1,105    New Jersey St Ed Fac Auth Rev Caldwell College
           Ser A (d)......................................  7.250    07/01/25       1,153,598
  3,850    New Jersey St Ed Fac Auth Rev Felician College
           of Lodi Ser D..................................  7.375    11/01/22       3,594,745
                                                                               --------------
                                                                                   99,515,362
                                                                               --------------
           NEW MEXICO  0.9%
  7,155    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg..........................  6.600    12/15/28       6,808,197
  1,540    Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
           Solar Villas Apt Ser F.........................  7.250    10/15/22       1,554,322
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc Co NM
           Proj Ser A.....................................  6.600    10/01/29       3,132,390
  3,955    New Mexico Hsg Auth Region III Sr Brentwood
           Gardens Apt Ser A..............................  6.850    12/01/31       3,962,198
  2,395    New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj
           Sr Ser A.......................................  7.500    12/01/30       2,396,605

See Notes to Financial Statements                                             35

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW MEXICO (CONTINUED)
$ 2,810    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)................................  7.125%   12/15/27  $    2,741,577
  3,480    San Juan Cnty, NM Multi-Family Hsg Apple Ridge
           Apts Sr Ser A..................................  7.250    12/01/31       3,505,091
  2,500    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A...............................  5.625    05/15/25       2,092,775
    600    Santa Fe, NM Indl Rev Casa Real Nursing Home
           Rfdg...........................................  9.750    01/01/13         608,994
                                                                               --------------
                                                                                   26,802,149
                                                                               --------------
           NEW YORK  5.5%
  1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
           Proj Ser A (b).................................  7.000    12/01/24         855,600
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
           Proj Ser A (b).................................  7.000    12/01/34       1,244,745
  1,990    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
           Proj Ser A.....................................  6.875    06/01/39       1,856,789
  1,220    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  7.750    11/15/10       1,275,998
  2,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  8.125    11/15/20       2,093,500
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  8.250    11/15/30       1,039,860
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A................  6.250    12/01/23       1,325,206
  4,760    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A................  6.375    12/01/37       4,599,302
  1,335    Castle Rest Residential Hlthcare Fac NY Rev
           Hlthcare Fac Ser B.............................  8.000    08/01/10         844,681
  2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sen Living Ser A....................  6.750    05/01/23       2,000,860
  5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sen Living Ser A....................  6.875    05/01/33       5,007,450
  1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
           Empire Sports Proj Ser A.......................  6.250    03/01/28         498,150
    960    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...........................................  8.000    11/15/15       1,024,867
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...........................................  8.550    11/15/32       1,693,057
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac Rev....  6.200    06/01/29         963,800
  2,000    New York City Indl Dev Agy Amern Airl Inc
           Proj...........................................  6.900    08/01/24         815,040
    110    New York City Indl Dev Agy British Airways Plc
           Proj...........................................  5.250    12/01/32          74,997
  9,000    New York City Indl Dev Agy British Airways Plc
           Proj...........................................  7.625    12/01/32       7,515,450

 36                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW YORK (CONTINUED)
$ 2,650    New York City Indl Dev Agy Civic Fac Rev A Very
           Spl Place Inc Proj Ser A.......................  7.000%   01/01/33  $    2,660,945
  3,370    New York City Indl Dev Agy Civic Fac Rev Cmnty
           Res Developmentally Disabled...................  7.500    08/01/26       3,443,466
  3,745    New York City Indl Dev Agy Civic Fac Rev Our
           Lady of Mercy Med Ctr Pkg Corp Proj (a)........  8.500    12/30/22       3,857,462
  5,500    New York City Indl Dev Agy Civic Fac Rev Touro
           College Proj Ser A (a) (d).....................  6.350    06/01/29       4,962,760
  4,000    New York City Indl Dev Agy JFK Intl Arpt Proj
           Ser A..........................................  8.000    08/01/12       1,620,480
  3,000    New York City Indl Dev Agy JFK Intl Arpt Proj
           Ser B..........................................  8.500    08/01/28       1,215,030
  1,315    New York City Indl Dev Agy LaGuardia Assoc LP
           Proj Rfdg (e)..................................  5.800    11/01/13         924,590
  4,250    New York City Indl Dev Agy LaGuardia Assoc LP
           Proj Rfdg (e)..................................  6.000    11/01/28       2,562,750
  4,315    New York City Indl Dev Agy Lycee Francais De NY
           Proj Ser A.....................................  5.375    06/01/23       4,551,419
  5,000    New York City Indl Dev Agy Lycee Francais De NY
           Ser C..........................................  6.800    06/01/28       5,150,800
  3,500    New York City Indl Dev Agy Northwest Airl
           Inc............................................  6.000    06/01/27       2,168,075
  5,020    New York City Mun Wtr Auth Rev Drivers Ser 297
           (a) (f)........................................  8.698    06/15/26       5,616,025
  1,000    New York City Muni Wtr Fin Ser A (FGIC Insd)...  5.750    06/15/31       1,165,300
  5,000    New York City Transitional Future Tax Secd Ser
           D..............................................  5.000    02/01/31       5,227,500
  4,000    New York St Dorm Auth Rev Winthrop Univ Hosp
           Assn Ser A.....................................  5.500    07/01/23       4,107,280
  4,745    New York St Hsg Fin Agy St Personal Income Tax
           Rev Economic Dev & Hsg Ser A...................  5.000    03/15/33       4,944,290
  2,375    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser
           A..............................................  7.600    09/01/15       2,357,069
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser A............................  5.875    12/01/29       1,117,263
  1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser B............................  6.000    12/01/19       1,423,343
    500    Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev
           Iroquois Nursing Home Ser B (FHA Gtd)..........  7.000    02/01/09         500,010
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill Life
           Care Ctr Proj Ser A............................  7.000    08/01/31       4,037,080
    475    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev.....  7.000    02/01/12         480,724
  2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj....................................  6.375    10/01/28       2,269,025

See Notes to Financial Statements                                             37

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NEW YORK (CONTINUED)
$ 1,275    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
           Ctr Proj Ser A Rfdg (a) (c)....................  7.000%   02/01/11  $      618,694
  1,345    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
           Ctr Proj Ser B Rfdg (a) (c)....................  7.000    02/01/11         652,661
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac Rev
           Dominican College Proj (a).....................  6.250    05/01/28       5,014,709
  2,315    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A.................  6.875    06/01/39       2,193,208
  5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Cmnty Rev First Mtg Jeffersons Ferry
           (b)............................................  7.250    11/01/28       5,547,098
  1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A...............  8.000    10/01/20       1,028,250
  2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A...............  8.000    10/01/30       2,028,480
  4,760    Suffolk Cnty, NY Indl Dev Agy Eastern Long Is
           Hosp Assoc Ser A...............................  7.750    01/01/22       4,782,467
  3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A................  6.375    12/01/17       2,887,402
  4,750    Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev
           Hebrew Academy Spl Children....................  7.500    06/01/32       4,769,143
    340    Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
           Ser B..........................................  7.500    08/01/10         346,715
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A.....................................  7.375    03/01/21       1,416,258
  2,325    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A.....................................  7.375    03/01/31       2,422,185
  4,200    Triborough Brdg & Tunl Auth NY Rev.............  5.250    11/15/30       4,523,988
    695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.250    06/01/08         680,822
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.400    06/01/14         941,350
  2,950    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.450    06/01/24       2,616,473
  3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac..............................  6.850    12/01/31       3,827,325
  2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp Sr
           Hsg Inc Ser A..................................  7.375    07/01/30       2,129,940
  5,000    Westchester Cnty, NY Indl Dev Mtg Kendal on
           Hudson Proj Ser A..............................  6.375    01/01/24       5,003,200
  5,000    Westchester Cnty, NY Indl Dev Mtg Kendal on
           Hudson Proj Ser A..............................  6.500    01/01/34       5,012,350
                                                                               --------------
                                                                                  159,534,756
                                                                               --------------

 38                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           NORTH CAROLINA  0.7%
$ 1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin
           Auth Intl Paper Co Proj Ser A..................  5.900%   09/01/25  $    1,027,150
  1,000    North Carolina Med Care Commn First Mtg Arbor
           Acres Cmnty Proj...............................  6.250    03/01/27       1,021,180
  7,050    North Carolina Med Care Commn First Mtg Baptist
           Retirement Ser A...............................  6.400    10/01/31       7,145,457
  3,000    North Carolina Med Care Commn First Mtg Forest
           at Duke Proj...................................  6.375    09/01/32       3,072,870
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj........................  7.000    10/01/31       2,732,500
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj................................  6.625    04/01/31       2,589,400
  1,200    North Carolina Med Care Commn Retirement Fac
           Rev First Mtg United Methodist Homes...........  7.000    10/01/17       1,264,116
  1,250    North Carolina Med Care Commn Retirement Fac
           Rev First Mtg United Methodist Homes...........  7.250    10/01/32       1,323,163
                                                                               --------------
                                                                                   20,175,836
                                                                               --------------
           NORTH DAKOTA  0.3%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg
           Lutheran Rfdg..................................  6.100    10/01/23       2,313,165
    495    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.250    09/01/21         492,941
    765    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.400    09/01/26         761,512
  2,120    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.600    09/01/31       2,109,866
  3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj....................................  6.250    12/01/34       2,614,890
  1,930    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj....................................  6.375    12/01/34       1,681,397
                                                                               --------------
                                                                                    9,973,771
                                                                               --------------
           OHIO  1.7%
  1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
           Summa Hosp Ser A...............................  5.375    11/15/24       1,392,765
  1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness Mem Hosp
           Proj...........................................  7.100    11/15/23       1,531,830
  5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
           Increment Proj.................................  7.350    12/01/31       5,213,550
  2,870    Cleveland, OH Arpt Spl Rev Continental Airl Inc
           Proj...........................................  5.375    09/15/27       1,685,781
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
           Hall...........................................  7.200    11/15/14       1,037,610
  1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
           Hall...........................................  7.300    11/15/23       1,528,365

See Notes to Financial Statements                                             39

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           OHIO (CONTINUED)
$ 2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Proj.....  7.500%   01/01/30  $    2,253,140
  1,160    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (c)...................  7.500    12/01/17         174,000
  2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (c)...................  7.750    12/01/28         345,750
  1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
           Lane Apts Ser A1 Rfdg (h)......................  1.250    10/01/37         852,762
  1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
           Lane Apts Ser A2 Rfdg (c)......................  5.460    10/01/37          44,155
  7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...............  6.000    01/01/32       7,621,250
  4,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
           Proj...........................................  6.300    04/01/22       3,554,320
  2,000    Dayton, OH Spl Fac Rev Air Freight Ser D.......  6.200    10/01/09       1,865,260
  2,155    Hamilton Cnty, OH Multi-Family Rev Hsg Garden
           Hill Washington Pk Apt.........................  7.750    10/01/21       2,101,858
  2,500    Lorain Cnty, OH Hosp Rev Catholic Hlthcare.....  5.375    10/01/30       2,592,675
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg.....................................  6.550    08/15/24       1,075,800
    500    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg.....................................  6.625    08/15/30         538,130
  1,000    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg.................................  6.250    08/01/18         963,880
  3,365    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg.................................  6.400    08/01/28       3,200,317
  5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
           Rfdg...........................................  6.250    02/01/22       4,022,850
  2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
           Cleveland Ser A Rfdg...........................  6.000    12/01/13       2,108,240
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
           Cleveland Elec Ser A Rfdg......................  8.000    10/01/23       2,127,560
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
           Toledo Edison Ser A Rfdg.......................  8.000    10/01/23       2,126,480
                                                                               --------------
                                                                                   49,958,328
                                                                               --------------
           OKLAHOMA  1.4%
  1,150    Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A.....................................  7.625    08/01/20       1,130,416
  1,000    Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A.....................................  7.750    08/01/30         984,800
  1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
           Ser A Rfdg.....................................  7.000    04/01/25       1,208,952
  1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
           Ser A Rfdg.....................................  7.600    04/01/30       2,058,078
  5,000    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.....................................  6.375    07/01/21       5,004,750

 40                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           OKLAHOMA (CONTINUED)
$   500    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.....................................  6.600%   07/01/31  $      502,420
  2,500    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750    08/15/12       2,157,050
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750    08/15/13       1,712,260
  1,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750    08/15/15         838,920
  3,740    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.625    08/15/19       2,992,486
  6,800    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.625    08/15/29       5,207,236
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A...........................  6.375    07/01/28       1,820,260
  2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj.....  7.350    12/01/11       1,216,328
    300    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj.....  6.250    06/01/20         156,006
  5,475    Tulsa, OK Muni Arpt Tr Rev AMR Ser A Rfdg......  5.800    06/01/35       3,397,402
 10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg......  6.000    06/01/35       5,685,800
  5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg......  5.650    12/01/35       2,842,850
    500    Woodward, OK Muni Auth Hosp Rev................  8.250    11/01/09         519,355
                                                                               --------------
                                                                                   39,435,369
                                                                               --------------
           OREGON  1.1%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette View Inc
           Proj Ser A.....................................  7.500    11/01/29       2,161,320
  1,480    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.000    08/01/14       1,435,408
  3,500    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.875    08/01/28       3,515,050
  1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg
           Forest Glen Ser A..............................  7.500    09/01/27       1,782,989
  5,000    Multnomah Cnty, OR Hosp Fac Auth Rev
           Terwilliger Plaza Proj Rfdg....................  6.500    12/01/29       4,858,700
  3,000    Oregon St Fac Auth Rev College Hsg Northwest
           Proj Ser A.....................................  5.450    10/01/32       3,096,720
  3,878    Oregon St Hlth Hsg Ed & Cultural Fac Auth......  7.250    06/01/28       3,883,782
  1,330    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
           Ser A (d)......................................  5.350    07/01/30       1,384,543
  1,205    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
           Ser B (d)......................................  5.450    07/01/32       1,244,078
  9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
           Retirement Cmnty...............................  7.000    12/01/34       9,817,909
                                                                               --------------
                                                                                   33,180,499
                                                                               --------------

See Notes to Financial Statements                                             41

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           PENNSYLVANIA  7.9%
$ 8,000    Allegheny Cnty, PA Hosp Dev Auth Covenant at
           South Hills Ser A..............................  8.750%   02/01/31  $    8,928,320
  1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph.............................  5.875    08/15/18         902,100
  4,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph.............................  6.000    08/15/28       3,461,440
  1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
           Ser B..........................................  9.250    11/15/15       1,130,320
  6,240    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
           Ser B..........................................  9.250    11/15/22       7,012,699
  8,060    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
           Ser B..........................................  9.250    11/15/30       9,015,997
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev.....  6.625    09/01/24       1,562,756
  2,665    Allentown, PA Area Hosp Auth Rev...............  6.500    11/15/08       2,677,472
  2,865    Allentown, PA Area Hosp Auth Rev Sacred Heart
           Hosp of Allentown Ser A Rfdg...................  6.750    11/15/14       2,878,351
  6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
           Coll Toledo Edison Co Proj Rfdg (b)............  7.625    05/01/20       7,242,413
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
           Coll Toledo Edison Co Proj Ser A Rfdg (b)......  7.750    05/01/20       4,363,280
  2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
           Ser A..........................................  6.900    01/01/22       2,041,980
  4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
           Ser A..........................................  7.000    01/01/34       4,364,305
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.100    05/01/14         986,640
    900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.200    05/01/19         872,541
  2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.300    05/01/29       1,933,300
  1,000    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/19       1,002,990
  2,500    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/24       2,475,475
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr Proj
           Rfdg...........................................  7.400    12/01/15       2,073,040
  4,995    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
           Hosp Ser A.....................................  6.750    07/01/31       4,823,622
  2,250    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj...........................................  7.250    07/01/24       2,269,395
  2,200    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj...........................................  7.625    07/01/34       2,225,850
  3,200    Cliff House Ctf Trust Var Sts Ctf Partn Ser
           A..............................................  6.625    06/01/27       2,880,608
  1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev............................................  6.250    08/15/29         987,070
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg.....................  6.500    11/01/18         715,740

 42                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 3,250    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg.....................  6.500%   11/01/28  $    2,323,880
  4,100    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf Ctr
           Hyatt Regency (a)..............................  6.200    01/01/29       3,327,478
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A..............................  6.000    01/15/25       1,956,520
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office (b)..........................  6.000    01/01/25       4,713,665
  1,500    Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg
           Proj Rfdg......................................  7.000    06/01/21       1,522,200
  6,500    Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg
           Proj Rfdg......................................  7.000    06/01/26       6,578,585
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg.....................................  7.500    07/01/18       2,200,590
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg.....................................  7.625    07/01/30       1,065,190
  4,480    Grove City, PA Area Hosp Auth Hlth Fac Rev
           Grove Manor Proj...............................  6.625    08/15/29       4,512,525
  4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph Med Ctr.................................  6.200    07/01/26       4,402,571
  1,650    Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg
           Proj Ser A.....................................  7.625    05/01/31       1,738,143
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc...............  7.750    11/01/33       3,175,590
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj Ser A....................  6.000    12/15/23       2,717,880
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Group Rfdg...............................  6.000    11/01/18       2,946,030
  4,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Group Rfdg...............................  6.000    11/01/23       3,819,240
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..............................  6.100    06/01/18       1,634,091
  4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..............................  6.300    06/01/28       3,437,600
  4,035    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg (b).....  8.000    08/01/12       4,104,483
  2,560    Luzerne Cnty, PA Indl Dev Auth First Mtg Gross
           Rev Rfdg.......................................  7.875    12/01/13       2,625,434
  7,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
           Rev Abington Mem Hosp Ser A....................  5.125    06/01/32       6,989,500
  2,500    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr (c)........................  6.625    07/01/19       1,275,900
  2,000    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr (c)........................  6.750    07/01/29       1,016,760

See Notes to Financial Statements                                             43

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,200    Montgomery Cnty, PA Indl Dev Auth Retirement
           Cmnty Rev GDL Farms Corp Proj Rfdg.............  6.500%   01/01/20  $    2,184,424
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg.............  6.000    12/01/10       2,004,500
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg.............  6.250    12/01/17         963,140
    500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.000    12/01/10         521,615
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.250    12/01/15       1,539,210
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.400    12/01/20       4,097,960
  3,500    Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare
           Adv Geriatric Ser A (d)........................  8.375    07/01/23       3,509,415
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy.............................  7.750    09/01/14       2,757,196
  1,850    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy.............................  7.750    09/01/24       1,914,750
  1,600    Mount Lebanon, PA Hosp Auth Saint Clair Mem
           Hosp Ser A.....................................  5.625    07/01/32       1,648,080
  2,415    Northeastern PA Hosp & Ed Auth Hlthcare Rev....  7.125    10/01/29       2,414,662
  2,000    Pennsylvania Econ Dev Fin Amtrak Proj Ser A....  6.250    11/01/31       1,726,360
  2,230    Pennsylvania Econ Dev Fin Northwestern Human
           Svc Ser A......................................  5.250    06/01/28       1,665,141
    985    Pennsylvania St Higher Ed Student Assn Inc Proj
           Ser A..........................................  6.750    09/01/32       1,036,683
  1,565    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
           A..............................................  6.000    01/15/31       1,674,018
  2,600    Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A..........................  5.500    11/15/18       2,400,190
  4,250    Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A..........................  5.600    11/15/28       3,692,188
  2,500    Philadelphia, PA Auth for Indl Pauls Run Ser
           A..............................................  5.875    05/15/28       2,325,675
  1,090    Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A.....................................  6.750    04/01/23       1,100,573
  1,500    Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A.....................................  6.875    04/01/34       1,516,755
  8,500    Philadelphia, PA Auth Indl Dev Rev Coml Dev
           Rfdg...........................................  7.750    12/01/17       8,723,295
    855    Philadelphia, PA Gas Wks Rev Third Ser S (FSA
           Insd)..........................................  5.125    08/01/31         899,315
  2,750    Philadelphia, PA Hosp & Higher Chestnut Hill
           Hosp...........................................  6.500    11/15/22       2,760,285
  1,180    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
           Rev Rfdg.......................................  6.500    07/01/27       1,167,173

 44                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Centralized Comp Human Svcs A..................  7.250%   01/01/21  $    4,105,920
  2,495    Philadelphia, PA Hosp & Higher Ed Temple Univ
           Hosp...........................................  5.500    11/15/15       2,452,810
  2,000    Philadelphia, PA Hosp & Higher Ed Temple Univ
           Hosp Ser A.....................................  6.625    11/15/23       2,016,540
  1,000    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  5.650    07/01/05         667,470
  1,305    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  6.200    07/01/17         827,905
  4,245    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  6.250    07/01/20       2,617,425
  2,000    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.125    01/15/13       2,009,400
  1,465    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.250    01/15/17       1,470,171
  3,100    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.350    01/15/22       3,110,912
    250    Warren Cnty, PA Indl Dev Auth Beverly
           Enterprises Rfdg...............................  9.000    11/01/12         255,383
  2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Rfdg.....................  5.850    11/15/29       2,204,625
  2,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
           Redstone Ser B.................................  8.000    11/15/23       2,638,850
  2,980    Wilkinsburg, PA Muni Auth Hlth Fac Rev
           Monroeville Christian Ser A....................  8.250    03/01/27       2,992,754
                                                                               --------------
                                                                                  228,524,327
                                                                               --------------
           RHODE ISLAND  0.4%
  2,000    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place...............................  7.250    07/01/20       2,000,860
  7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
           Lifespan Oblig Group...........................  6.500    08/15/32       7,593,701
  1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg
           Ser A..........................................  6.875    05/01/22       1,528,710
                                                                               --------------
                                                                                   11,123,271
                                                                               --------------
           SOUTH CAROLINA  1.2%
  1,915    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.250    08/15/22       2,051,061
  1,700    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.375    08/15/27       1,815,668
  7,000    Richland Cnty, SC Environmental Impt Rev Intl
           Paper..........................................  6.100    04/01/23       7,303,940
    688    South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr...................  6.750    11/15/10         782,339
    500    South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr...................  7.500    11/15/20         570,300

See Notes to Financial Statements                                             45

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           SOUTH CAROLINA (CONTINUED)
$ 5,500    South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes..........................................  6.625%   05/01/20  $    5,458,200
  2,000    South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes Rfdg.....................................  5.700    05/01/26       1,746,220
  3,000    South Carolina Jobs Econ Dev First Mtg Westley
           Commons Proj...................................  7.750    10/01/24       2,873,190
  1,250    South Carolina Jobs Econ Dev Impt Palmetto Hlth
           Alliance Ser A.................................  7.125    12/15/15       1,401,388
  2,000    South Carolina Jobs Econ Dev Impt Palmetto Hlth
           Alliance Ser A.................................  7.375    12/15/21       2,249,900
  6,500    South Carolina Jobs Econ Dev Sr Myrtle Beach
           Convention Ser A...............................  6.625    04/01/36       6,637,605
  5,040    South Carolina St Hsg Fin & Dev Hsg Three
           Rivers & Edenwood Ser A (b)....................  6.750    05/01/28       3,031,913
                                                                               --------------
                                                                                   35,921,724
                                                                               --------------
           SOUTH DAKOTA  0.5%
  3,750    Minnehaha Cnty, SD Hlth Fac Bethany Lutheran
           Home Proj Ser A................................  7.000    12/01/35       3,776,325
  3,600    Mobridge, SD Hlthcare Fac Rev Mobridge Regl
           Hosp Proj......................................  6.500    12/01/22       3,355,884
  1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.....................................  6.625    11/15/23       1,764,595
  3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.....................................  6.750    11/15/33       3,276,033
  1,000    South Dakota St Hlth & Edl Fac Auth Rev Huron
           Regl Med Ctr...................................  7.250    04/01/20       1,031,000
  1,600    Winner, SD Econ Dev Rev Winner Regl Hlthcare
           Ctr Rfdg.......................................  6.000    04/01/28       1,372,624
                                                                               --------------
                                                                                   14,576,461
                                                                               --------------
           TENNESSEE  1.8%
  4,630    Chattanooga, TN Indl Dev Brd Indl Rev Dev Mkt
           Street Proj Rfdg...............................  7.000    12/15/12       4,212,837
    975    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Warehouse Row Ltd Proj Rfdg....................  7.000    12/15/12         887,153
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
           First Mtg Ser B Impt & Rfdg....................  8.000    07/01/33       1,155,590
  5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg...........  7.500    07/01/25       5,644,550
  7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac
           Rev Baptist Hlth Sys East TN...................  6.500    04/15/31       7,458,710
  2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN
           Hosp Ser B Rfdg................................  5.750    07/01/33       2,794,905
  1,500    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg..................  5.650    07/01/16       1,388,685

 46                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           TENNESSEE (CONTINUED)
$ 4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg..................  5.650%   07/01/24  $    4,269,067
  5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
           Drivers Ser 254 (a) (f)........................  9.146    09/01/21       6,150,400
    375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.................  6.250    11/15/16         363,334
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.................  6.375    11/15/25       6,519,170
  4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hosp Wellmont Hlth Sys Proj....................  6.250    09/01/32       4,777,650
  1,905    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.........................  7.500    01/01/18       1,863,623
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.........................  7.750    01/01/29       3,907,444
  1,320    Tennessee Hsg Dev Agy Ser 2001 3B..............  5.350    07/01/32       1,384,073
                                                                               --------------
                                                                                   52,777,191
                                                                               --------------
           TEXAS  7.3%
  1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin L P
           Proj...........................................  7.250    01/01/25       1,765,416
    575    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A.............................  6.250    10/01/08         549,735
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A.............................  6.500    10/01/23       3,418,300
  2,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
           Rev Sears Methodist Retirement Ser A...........  6.750    11/15/28       2,022,140
  5,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
           Rev Sears Methodist Retirement Ser A...........  7.000    11/15/33       5,006,000
    650    Alliance Arpt Auth Inc TX Spl Amern Airl Inc
           Proj...........................................  7.000    12/01/11         373,841
  1,000    Alliance Arpt Auth Inc TX Spl Amern Airl Inc
           Proj...........................................  7.500    12/01/29         390,020
  1,700    Atlanta, TX Hosp Auth Fac Rev..................  6.750    08/01/29       1,663,042
  1,000    Austin, TX Conv Enterprised Inc First Tier Ser
           A..............................................  6.700    01/01/28       1,045,130
  2,000    Austin-Bergstorm Landhost Enterprises Inc TX
           Arpt Hotel Sr Ser A............................  6.750    04/01/27       1,746,820
  3,940    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev (c) (g)...........................  7.600    12/01/17       2,320,660
    750    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj......................  6.125    07/01/22         788,843
  1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj......................  6.300    07/01/32       1,054,820
  3,400    Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg
           Rev Woodland Ridge Apt Proj Ser A..............  7.000    01/01/39       3,432,572

See Notes to Financial Statements                                             47

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           TEXAS (CONTINUED)
$ 1,480    Brazos River Auth TX Rev Reliant Energy Inc
           Proj Ser A Rfdg................................  5.375%   04/01/19  $    1,320,767
  2,000    Brazos River Auth, TX Pollutn Ctl Rev TXU Elec
           Co Proj Ser C Rfdg (Variable Rate Coupon)......  5.750    05/01/36       2,045,400
  5,000    Brazos River Auth, TX Pollutn Ctl Rev TXU
           Energy Co Llc Proj Ser A Rfdg..................  6.750    04/01/38       5,277,700
 10,000    Brazos River Auth, TX Pollutn TX Util Co Ser
           A..............................................  7.700    04/01/33      11,083,500
  2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.........................  6.125    02/01/22       2,092,600
  3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.........................  6.250    02/01/32       3,124,470
  6,000    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg.......  7.250    04/01/32       6,072,660
  7,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Amern Airl Inc.............................  7.250    11/01/30       2,690,329
  2,540    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Amern Airl Inc.............................  6.375    05/01/35         952,475
  1,575    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Delta Airl Inc.............................  7.625    11/01/21       1,082,498
  2,270    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Delta Airl Inc.............................  7.125    11/01/26       1,562,214
  1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (FGIC Insd)....................................  6.000    11/01/28       1,122,430
  3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (FGIC Insd)....................................  6.000    11/01/32       3,377,820
 12,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
           A..............................................  5.000    11/01/35      12,016,440
  5,000    Dallas-Fort Worth, TX Intl Arpt Ser A..........  5.000    11/01/32       5,046,300
  2,665    De Soto, TX Hlth Fac Dev Pk Manor Sr Care......  7.750    12/01/16       1,352,488
  3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A....................  6.375    10/01/21       3,159,180
  2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A....................  6.500    10/01/29       2,098,900
  5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers
           Ser 223 (a) (f)................................  8.117    02/15/17       6,525,603
  2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A.................................  6.375    06/01/29       2,200,660
  2,000    Harris Cnty, TX Indl Dev Corp Continental Airl
           Proj Rfdg (a)..................................  5.375    07/01/19       1,214,380
  4,750    Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
           Lien Ser B Rfdg................................  5.250    11/15/40       5,032,150
 10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
           Proj...........................................  6.875    08/15/26      10,102,773
 14,725    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser E (d).................................  6.750    07/01/29      10,348,436

 48                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           TEXAS (CONTINUED)
$ 2,000    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser E.....................................  7.000%   07/01/29  $    1,415,460
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC
           Insd)..........................................  5.000    07/01/28       1,026,490
  4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo.....  6.375    01/01/23       3,989,960
  3,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A............................  6.500    07/01/19       3,075,100
  1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A............................  6.500    07/01/29       1,263,510
  2,000    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
           Hlth Sys of East TX............................  5.700    02/15/28       1,590,060
  2,920    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
           Hlth Sys of East TX Rfdg.......................  6.875    02/15/26       2,724,039
  7,335    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
           Meadow Parc Apt Proj...........................  6.500    12/01/30       7,027,737
  1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
           Christian Care Ctr Ser A.......................  7.625    02/15/28       1,053,670
  4,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
           Christian Ser A................................  6.400    02/15/20       3,947,480
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj............................  7.250    01/01/31       2,294,100
  2,950    Midlothian, TX Dev Auth Tax....................  6.700    11/15/23       3,031,361
  2,000    Midlothian, TX Dev Auth Tax....................  7.875    11/15/26       2,235,820
  1,530    North Cent, TX Hlth Fac Dev Corp Rev Hlth Fac C
           C Young Mem Proj...............................  6.300    02/15/15       1,520,575
  2,250    North Cent, TX Hlth Fac Dev Corp Rev Hlth Fac C
           C Young Mem Proj...............................  6.375    02/15/20       2,190,960
  3,885    Orange, TX Hsg Dev Corp Multi-Family Rev Hsg
           Vlg at Pine Hallow.............................  8.000    03/01/28       3,991,332
  2,865    Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson
           Mem Hosp Proj Rfdg.............................  7.750    04/01/13       2,897,088
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX Elec
           Proj Ser A Rfdg................................  6.450    06/01/21       2,032,560
    500    San Antonio, TX Hlth Fac Dev Corp Rev Encore
           Nursing Ctr Partn..............................  8.250    12/01/19         511,485
  2,000    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Beverly Oaks Apt Proj Ser A................  7.750    02/01/27       2,013,080
  1,885    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Marbach Manor Apt Proj Ser A...............  8.125    06/01/27       1,927,903
  1,401    Texas Genl Svcs Cmnty Partn Interests Office
           Bldg & Land Acquisition Proj...................  7.000    08/01/24       1,426,955
  1,000    Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A..................................  5.500    03/01/26       1,053,120

See Notes to Financial Statements                                             49

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           TEXAS (CONTINUED)
$ 1,000    Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A..................................  5.550%   03/01/34  $    1,050,530
  2,375    Texas St Student Hsg Corp MSU Proj Midwestern
           St Univ........................................  6.500    09/01/34       2,344,980
 10,560    Texas St Wtr Fin Assistance Ser A..............  5.125    08/01/42      10,816,714
  3,000    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
           Hosp...........................................  6.000    07/01/29       3,095,700
  1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
           Hosp...........................................  5.750    07/01/33       1,021,820
  7,400    Wichita Cnty, TX Hlth Fac Rolling Meadows Fac
           Ser A Rfdg.....................................  6.250    01/01/28       7,073,586
  4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj...........................................  7.500    12/01/29       4,547,745
                                                                               --------------
                                                                                  210,670,432
                                                                               --------------
           UTAH  0.4%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist No
           2000-1.........................................  8.250    02/01/21       3,123,060
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj...........................................  7.600    09/01/06         426,135
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj...........................................  7.800    09/01/15         752,040
  4,285    South Jordan, UT Spl Assmt Spl Impt Dist No 99
           1..............................................  6.875    11/01/17       4,315,295
  2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser
           A..............................................  6.875    07/01/27       1,950,500
                                                                               --------------
                                                                                   10,567,030
                                                                               --------------
           VERMONT  0.7%
  1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B.....................................  6.750    03/01/24       1,161,052
  3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B.....................................  6.750    03/01/29       3,732,834
  1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..............  6.375    06/15/22       1,359,983
  2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..............  6.500    06/15/32       2,281,538
  3,000    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac
           Copley Manor Proj (c)..........................  6.250    04/01/29       1,360,230
    475    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.000    12/15/09         535,221
  1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.125    12/15/14       2,106,942
  1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.250    12/15/19       1,411,311

 50                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           VERMONT (CONTINUED)
$ 2,050    Vermont Ed & Hlth Bldg Fin Bennington College
           Proj...........................................  6.500%   10/01/14  $    2,122,242
  4,130    Vermont Ed & Hlth Bldg Fin Bennington College
           Proj...........................................  6.625    10/01/29       4,205,662
                                                                               --------------
                                                                                   20,277,015
                                                                               --------------
           VIRGINIA  2.5%
  2,000    Albemarle Cnty, VA Indl Dev Auto Residential
           Care Fac Ser A.................................  6.200    01/01/31       2,034,040
  2,955    Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj.......................................  7.750    10/15/26       3,043,207
    225    Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj.......................................  7.750    10/15/26         230,607
  2,635    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A...  6.750    03/01/22       2,679,953
  3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B...  7.000    03/01/32       3,909,750
 10,000    Broad Str Cmnty Dev Auth VA....................  7.500    06/01/33       9,952,700
  4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser
           A..............................................  5.875    06/01/17       4,340,760
  1,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr
           Proj...........................................  6.250    03/01/26       1,012,220
  2,640    Fairfax Cnty, VA Redev & Hsg Auth Multi-Family
           Hsg Rev........................................  7.600    10/01/36       2,799,984
    265    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
           Wheeling Steel Proj Ser A (c) (g)..............  6.375    04/01/04         177,086
    800    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
           Wheeling Steel Proj Ser A (c) (g)..............  7.000    04/01/14         534,600
  3,050    Hampton, VA Redev & Hsg Auth Rev First Mtg Olde
           Hampton Ser A Rfdg.............................  6.500    07/01/16       2,932,301
  4,000    Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Methodist Ser A Rfdg...............  6.500    06/01/22       4,024,320
  3,000    Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Mthodist Ser A.....................  6.700    06/01/27       3,035,520
  1,500    Hopewell, VA Indl Dev Auth Res Recovery Rev
           Stone Container Corp Proj Rfdg.................  8.250    06/01/16       1,531,350
  1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr
           Ser A..........................................  6.100    06/01/32       1,049,220
  7,000    Peninsula Ports Auth VA Residential Care Fac
           Rev VA Baptist Homes A.........................  7.375    12/01/23       7,320,040
 10,500    Peninsula Ports Auth VA Residential Care Fac
           Rev VA Baptist Homes Ser A.....................  7.375    12/01/32      10,899,315
  1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt
           Fac Ser A (a)..................................  7.450    01/01/09         998,060
  2,475    Pocahontas Pkwy Assn VA Toll Rd Rev Ser A......  5.500    08/15/28       1,676,243
  5,800    Richmond, VA Redev & Hsg Auth Multi-Family Rev
           Ser A Rfdg (Variable Rate Coupon)..............  8.750    12/15/21       5,901,906

See Notes to Financial Statements                                             51

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           VIRGINIA (CONTINUED)
$   755    Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj (b)...................................  7.250%   11/01/09  $      764,838
  1,700    Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj (b)...................................  7.250    11/01/24       1,711,220
                                                                               --------------
                                                                                   72,559,240
                                                                               --------------
           WASHINGTON  0.7%
  2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg........  6.300    01/01/25       2,001,180
    600    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp.......................................  7.000    12/01/11         630,174
    400    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp.......................................  7.250    12/01/15         420,812
    800    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj...........................................  7.125    04/01/20         630,200
 15,550    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj...........................................  7.250    04/01/30      11,864,961
  2,000    Seattle, WA....................................  5.000    08/01/25       2,101,800
    235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000    01/01/28         233,938
    500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000    02/01/28         497,720
  1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000    03/01/28         995,420
                                                                               --------------
                                                                                   19,376,205
                                                                               --------------
           WEST VIRGINIA 0.0%
  1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
           Elkins Regl Proj Rfdg..........................  6.125    07/01/23       1,132,888
                                                                               --------------

           WISCONSIN  2.6%
  4,180    Baldwin, WI Hosp Rev Mtg Ser A.................  6.375    12/01/28       4,224,642
  3,750    Hudson, WI Fac Hlthcare Rev Christian Cmnty
           Home Inc Proj..................................  6.500    04/01/33       3,777,038
  1,775    Milwaukee, WI Rev Sub Air Cargo................  7.500    01/01/25       1,724,129
  6,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A.............................  5.600    02/15/29       6,786,063
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev Clement
           Manor Rfdg.....................................  5.750    08/15/24       4,038,118
    350    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)...........................  7.200    11/01/05         372,467
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)...........................  7.875    11/01/22       2,192,060
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare
           Dev Inc Proj...................................  6.250    11/15/20       3,251,580
  2,485    Wisconsin St Hlth & Ed Fac Auth Rev Middleton
           Glen Inc Proj..................................  5.750    10/01/28       2,077,684
  5,000    Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee
           Catholic Home Inc Proj.........................  7.500    07/01/26       5,098,950

 52                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           WISCONSIN (CONTINUED)
$ 1,500    Wisconsin St Hlth & Ed Fac Auth Rev Ministry
           Hlthcare Ser A.................................  5.250%   02/15/32  $    1,579,755
  7,220    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj.....................  8.000    08/15/25       7,550,387
  2,750    Wisconsin St Hlth & Ed Fac Auth Rev New Castle
           Pl Proj Ser A..................................  7.000    12/01/31       2,791,690
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A.....................................  7.000    08/15/19       2,068,340
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A.....................................  7.625    08/15/30       1,311,088
  1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj........................  5.750    10/01/18         997,624
    360    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj........................  5.900    10/01/28         310,255
  1,250    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj...........................................  7.125    01/15/22       1,266,850
  2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj...........................................  7.250    01/15/33       2,372,733
  2,380    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C.................................  7.500    05/01/32       2,423,054
  3,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc
           Proj...........................................  6.250    11/15/28       3,191,520
  4,500    Wisconsin St Hlth & Ed Fac Saint Johns Home &
           Sunrise Care...................................  5.625    12/15/22       4,385,430
  4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/23       4,174,440
  5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/32       5,997,954
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for
           the Aging......................................  5.700    03/01/28       2,386,863
                                                                               --------------
                                                                                   76,350,714
                                                                               --------------
           WYOMING  0.1%
  2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns Med
           Ctr............................................  6.750    12/01/22       2,143,281
                                                                               --------------

See Notes to Financial Statements                                             53

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY      VALUE
           PUERTO RICO  0.5%
$ 9,500    Puerto Rico Comwlth Hwy Ser G..................  5.000%   07/01/42  $    9,675,940
  5,000    Puerto Rico Indl Tourist Ed & Tran Mem
           Mennonite Gen Hosp Proj Ser A..................  6.500    07/01/26       4,781,400
  1,000    Puerto Rico Port Auth Rev Spl Fac Amern Airl
           Ser A..........................................  6.250    06/01/26         390,030
                                                                               --------------
                                                                                   14,847,370
                                                                               --------------
TOTAL MUNICIPAL BONDS  99.0%.................................................   2,874,019,189
           TAXABLE NOTE  0.0%
     35    Roxborough Mem Hosp............................  7.250    12/31/07          35,000
                                                                               --------------

TOTAL INVESTMENTS 99.0%
  (Cost $2,896,457,492)......................................................   2,874,054,189
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%..................................      29,148,228
                                                                               --------------

NET ASSETS  100.0%...........................................................  $2,903,202,417
                                                                               ==============

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(c) Non-income producing security.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Interest is accruing at less than the stated coupon.

(f) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(g) This borrower has filed for protection in federal bankruptcy court.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

 54                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2003 (Unaudited)

(i) Payment-in-kind security.

(j) Subsequent to May 31, 2003, this is a restricted security.

(k) Restricted security.

ACA--American Capital Access

Asset Gty--Asset Guaranty Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                             55

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
May 31, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $2,896,457,492).....................  $2,874,054,189
Receivables:
  Interest..................................................      57,680,743
  Fund Shares Sold..........................................      38,051,267
  Investments Sold..........................................       3,552,290
Other.......................................................         139,997
                                                              --------------
    Total Assets............................................   2,973,478,486
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      41,407,950
  Custodian Bank............................................      11,747,460
  Fund Shares Repurchased...................................       9,058,916
  Income Distributions......................................       4,991,304
  Distributor and Affiliates................................       1,451,568
  Investment Advisory Fee...................................       1,227,675
Accrued Expenses............................................         213,341
Trustees' Deferred Compensation and Retirement Plans........         177,855
                                                              --------------
    Total Liabilities.......................................      70,276,069
                                                              --------------
NET ASSETS..................................................  $2,903,202,417
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,977,643,741
Accumulated Undistributed Net Investment Income.............       1,972,705
Net Unrealized Depreciation.................................     (22,403,303)
Accumulated Net Realized Loss...............................     (54,010,726)
                                                              --------------
NET ASSETS..................................................  $2,903,202,417
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,865,689,150 and 176,530,485 shares of
    beneficial interest issued and outstanding).............  $        10.57
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.10
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $643,758,475 and 60,924,080 shares of
    beneficial interest issued and outstanding).............  $        10.57
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $393,754,792 and 37,298,514 shares of
    beneficial interest issued and outstanding).............  $        10.56
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 56                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 89,250,301
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,513,610
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $2,027,605, $2,833,057 and $1,598,564,
  respectively).............................................     6,459,226
Legal.......................................................       177,652
Custody.....................................................        81,066
Trustees' Fees and Related Expenses.........................        20,698
Other.......................................................     1,018,526
                                                              ------------
    Total Expenses..........................................    14,270,778
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 74,979,523
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (2,705,313)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (79,867,181)
  End of the Period.........................................   (22,403,303)
                                                              ------------
Net Unrealized Appreciation During the Period...............    57,463,878
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 54,758,565
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $129,738,088
                                                              ============

See Notes to Financial Statements                                             57

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2003      NOVEMBER 30, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   74,979,523      $  122,481,570
Net Realized Loss.....................................       (2,705,313)        (28,821,958)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       57,463,878         (21,081,903)
                                                         --------------      --------------
Change in Net Assets from Operations..................      129,738,088          72,577,709
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (50,036,160)        (83,893,736)
  Class B Shares......................................      (15,215,742)        (25,024,232)
  Class C Shares......................................       (8,583,639)        (11,939,074)
                                                         --------------      --------------
Total Distributions...................................      (73,835,541)       (120,857,042)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       55,902,547         (48,279,333)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      739,028,392         798,031,957
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       45,530,698          63,611,102
Cost of Shares Repurchased............................     (273,165,025)       (389,924,266)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      511,394,065         471,718,793
                                                         --------------      --------------
TOTAL INCREASE IN NET ASSETS..........................      567,296,612         423,439,460
NET ASSETS:
Beginning of the Period...............................    2,335,905,805       1,912,466,345
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,972,705 and $828,723,
  respectively).......................................   $2,903,202,417      $2,335,905,805
                                                         ==============      ==============

 58                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                 YEAR ENDED NOVEMBER 30,
CLASS A SHARES                     MAY 31,     ----------------------------------------------
                                     2003      2002 (a)     2001      2000     1999     1998
                                  -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $  10.35    $  10.58   $  10.56   $10.96   $11.66   $11.45
                                   --------    --------   --------   ------   ------   ------
  Net Investment Income..........       .32         .65        .65      .67      .69      .70
  Net Realized and Unrealized
    Gain/Loss....................       .22        (.24)       .03     (.40)    (.72)     .22
                                   --------    --------   --------   ------   ------   ------
Total from Investment
  Operations.....................       .54         .41        .68      .27     (.03)     .92
Less Distributions from Net
  Investment Income..............       .32         .64        .66      .67      .67      .71
                                   --------    --------   --------   ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $  10.57    $  10.35   $  10.58   $10.56   $10.96   $11.66
                                   ========    ========   ========   ======   ======   ======

Total Return (b).................     5.29%*      3.95%      6.62%    2.60%    -.37%    8.28%
Net Assets at End of the Period
  (In millions)..................  $1,865.7    $1,525.2   $1,283.9   $995.0   $970.0   $905.0
Ratio of Expenses to Average Net
  Assets.........................      .87%        .89%       .90%     .91%     .90%     .91%
Ratio of Net Investment Income to
  Average Net Assets.............     6.22%       6.15%      6.07%    6.28%    6.03%    6.01%
Portfolio Turnover...............        7%*        15%        15%      19%      22%      26%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             59

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS B SHARES                      MAY 31,      ------------------------------------------------
                                      2003       2002 (a)     2001      2000      1999      1998
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.35       $10.58     $10.55    $10.95    $11.66    $11.45
                                     ------       ------     ------    ------    ------    ------
  Net Investment Income...........      .28          .57        .57       .59       .61       .61
  Net Realized and Unrealized
    Gain/Loss.....................      .22         (.24)       .04      (.40)     (.73)      .22
                                     ------       ------     ------    ------    ------    ------
Total from Investment
  Operations......................      .50          .33        .61       .19      (.12)      .83
Less Distributions from Net
  Investment Income...............      .28          .56        .58       .59       .59       .62
                                     ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.57       $10.35     $10.58    $10.55    $10.95    $11.66
                                     ======       ======     ======    ======    ======    ======

Total Return (b)..................    4.89%*       3.16%      5.89%     1.80%    -1.11%     7.41%
Net Assets at End of the Period
  (In millions)...................   $643.8       $527.2     $443.5    $365.4    $416.2    $451.9
Ratio of Expenses to Average Net
  Assets..........................    1.62%        1.64%      1.65%     1.66%     1.66%     1.67%
Ratio of Net Investment Income to
  Average Net Assets..............    5.47%        5.40%      5.32%     5.52%     5.27%     5.26%
Portfolio Turnover................       7%*         15%        15%       19%       22%       26%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 60                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS C SHARES                      MAY 31,      ------------------------------------------------
                                      2003       2002 (a)     2001      2000      1999      1998
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.34       $10.57     $10.54    $10.93    $11.65    $11.44
                                     ------       ------     ------    ------    ------    ------
  Net Investment Income...........      .29          .57        .57       .59       .59       .61
  Net Realized and Unrealized
    Gain/Loss.....................      .21         (.24)       .04      (.39)     (.72)      .22
                                     ------       ------     ------    ------    ------    ------
Total from Investment
  Operations......................      .50          .33        .61       .20      (.13)      .83
Less Distributions from Net
  Investment Income...............      .28          .56        .58       .59       .59       .62
                                     ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.56       $10.34     $10.57    $10.54    $10.93    $11.65
                                     ======       ======     ======    ======    ======    ======

Total Return (b)..................    4.89%*       3.26%      5.80%     1.90%    -1.20%     7.42%
Net Assets at End of the Period
  (In millions)...................   $393.8       $283.5     $185.1    $128.6    $125.2    $110.6
Ratio of Expenses to Average Net
  Assets..........................    1.62%        1.64%      1.65%     1.66%     1.65%     1.67%
Ratio of Net Investment Income to
  Average Net Assets..............    5.49%        5.34%      5.32%     5.52%     5.27%     5.25%
Portfolio Turnover................       7%*         15%        15%       19%       22%       26%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             61

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2003, the Fund had $19,683,833 of when-issued and delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $52,828,680, which expires between November 30, 2003 and November 30, 2010. Of this amount, $5,134,116 will expire on November 20, 2003.

    At May 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,894,862,522
                                                              --------------
Gross tax unrealized appreciation...........................  $   93,088,884
Gross tax unrealized depreciation...........................    (113,897,217)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (20,808,333)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2002 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $6,288
  Long-term capital gain....................................     -0-
                                                              ------
                                                              $6,288
                                                              ======

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

    As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $2,975

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the six months ended May 31, 2003, the Fund recognized expenses of approximately $40,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended May 31, 2003, the Fund recognized expenses of approximately $72,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2003, the Fund recognized expenses of approximately $470,300 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $101,059 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2003, capital aggregated $1,917,721,640, $660,843,889 and
$399,078,212 for Classes A, B, and C, respectively. For the six months ended May 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   45,998,284    $ 479,162,266
  Class B...................................................   12,974,321      135,143,965
  Class C...................................................   11,980,286      124,722,161
                                                              -----------    -------------
Total Sales.................................................   70,952,891    $ 739,028,392
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,977,468    $  31,060,860
  Class B...................................................      872,683        9,100,656
  Class C...................................................      515,295        5,369,182
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,365,446    $  45,530,698
                                                              ===========    =============
Repurchases:
  Class A...................................................  (19,756,183)   $(205,697,514)
  Class B...................................................   (3,862,007)     (40,172,581)
  Class C...................................................   (2,628,252)     (27,294,930)
                                                              -----------    -------------
Total Repurchases...........................................  (26,246,442)   $(273,165,025)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

    At November 30, 2002, capital aggregated $1,613,196,028, $556,771,849 and
$296,281,799 for Classes A, B, and C, respectively. For the year ended November 30, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   46,703,909    $ 490,086,973
  Class B...................................................   16,287,054      170,954,830
  Class C...................................................   13,063,602      136,990,154
                                                              -----------    -------------
Total Sales.................................................   76,054,565    $ 798,031,957
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    4,198,166    $  44,017,218
  Class B...................................................    1,226,526       12,857,957
  Class C...................................................      643,420        6,735,927
                                                              -----------    -------------
Total Dividend Reinvestment.................................    6,068,112    $  63,611,102
                                                              ===========    =============
Repurchases:
  Class A...................................................  (24,909,712)   $(261,080,861)
  Class B...................................................   (8,505,366)     (89,167,409)
  Class C...................................................   (3,792,034)     (39,675,996)
                                                              -----------    -------------
Total Repurchases...........................................  (37,207,112)   $(389,924,266)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received on such shares automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2003 and the year ended November 30, 2002, 119,283 and 1,952,677 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2003 and the year ended November 30, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be

NOTES TO
FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)

imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended May 31, 2003, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $1,206,700 and CDSC on redeemed shares of Classes B and C of approximately $491,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $674,408,117 and $184,073,591, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended May 31, 2003, are payments retained by Van Kampen of approximately $2,976,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $141,400. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $17,064,600 and $710,200 for Class B and Class C respectively. These amounts may be recovered from future payments under the distribution plan or CDSC.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth*
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity*
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American*
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

Tax Free

   California Insured Tax Free
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

()(1)
    Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 50, 150, 250
                                                 HYM SAR 7/03 11463G03-AP-7/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen High Yield Municipal Fund
            -----------------------------------------------------------

By: /s/ Ronald E. Robison
    -------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 22, 2003

By: /s/ John L. Sullivan
    -------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: July 22, 2003